UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08004
Aston Funds
(Exact name of registrant as specified in charter)
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)
Kenneth C. Anderson, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 268-1400
Date of fiscal year end: October 31
Date of reporting period: January 31, 2012
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
Aston Funds

ASTON/Montag & Caldwell Growth Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 92.49%
	Consumer Discretionary — 14.99%
187,480	Amazon.com *	$36,453,612
1,461,900	Bed Bath & Beyond *	88,737,330
1,408,400	McDonald’s	139,502,020
795,100	NIKE, Class B	82,682,449
1,585,100	Omnicom Group	72,296,411
1,590,000	TJX	108,342,600

		528,014,422

	Consumer Staples — 24.17%
2,331,900	Coca-Cola	157,473,207
1,165,000	Colgate-Palmolive	105,688,800
1,150,300	Costco Wholesale	94,635,181
4,009,700	Kraft Foods, Class A	153,571,510
1,988,000	PepsiCo	130,551,960
2,425,400	Procter & Gamble	152,897,216
1,692,700	Unilever (Netherlands)	56,451,545

		851,269,419

	Energy — 7.86%
1,160,000	Cameron International *	61,712,000
1,450,000	Halliburton	53,331,000
1,020,000	Occidental Petroleum	101,765,400
800,000	Schlumberger	60,136,000

		276,944,400

	Healthcare — 16.43%
2,842,800	Abbott Laboratories	153,937,620
1,498,700	Allergan	131,750,717
1,855,200	AmerisourceBergen	72,297,144
1,513,400	Medco Health Solutions *	93,861,068
2,292,500	Stryker	127,073,275

		578,919,824

	Industrials — 7.25%
1,019,400	Emerson Electric	52,376,772
628,100	Fluor	35,324,344
4,036,900	General Electric	75,530,399
1,220,000	United Parcel Service, Class B	92,293,000

		255,524,515

	Information Technology — 19.08%
1,541,300	Accenture PLC, Class A	88,378,142
377,090	Apple *	172,134,043
3,501,300	Cisco Systems	68,730,519
124,500	Google, Class A *	72,223,695
1,273,500	Oracle	35,912,700
2,400,000	Qualcomm	141,168,000
930,000	Visa, Class A	93,595,200

		672,142,299

	Materials — 2.71%
1,164,500	Monsanto	95,547,225

	Total Common Stocks (Cost $2,778,407,957)	3,258,362,104

INVESTMENT COMPANY — 7.69%
270,769,538	BlackRock Liquidity Funds TempCash Portfolio	270,769,538

	Total Investment Company (Cost $270,769,538)	270,769,538

Total Investments — 100.18% (Cost $3,049,177,495)**		3,529,131,642

Net Other Assets and Liabilities — (0.18)%		(6,273,679)

Net Assets — 100.00%		$3,522,857,963

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$491,874,213
Gross unrealized depreciation	(11,920,066)

Net unrealized appreciation	$479,954,147

See accompanying Notes to Schedule of Investments.
| 1

Aston Funds

ASTON/Veredus Select Growth Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 98.74%
	Consumer Discretionary — 17.92%
56,600	CBS, Class B	$1,611,968
86,950	Dish Network, Class A	2,427,644
43,700	Mattel	1,354,700
19,775	NIKE, Class B	2,056,402
11,500	Ralph Lauren	1,748,000

		9,198,714

	Energy — 10.49%
32,250	Cameron International *	1,715,700
23,925	Ensco PLC, SP ADR (Britain)	1,259,412
29,350	Halliburton	1,079,493
27,350	Oceaneering International	1,328,936

		5,383,541

	Financials — 5.47%
29,100	American Express	1,459,074
48,750	Comerica	1,348,912

		2,807,986

	Healthcare — 7.13%
10,325	Biogen Idec *	1,217,524
13,600	Humana	1,210,672
2,675	Intuitive Surgical *	1,230,259

		3,658,455

	Industrials — 17.52%
62,250	BE Aerospace *	2,626,950
8,975	Cummins	933,400
29,125	Fluor	1,637,990
20,575	Hubbell, Class B	1,480,577
107,300	Quanta Services *	2,317,680

		8,996,597

	Information Technology — 38.18%
25,925	Altera	1,031,556
30,725	Broadcom, Class A *	1,055,096
53,325	Cisco Systems	1,046,770
28,375	eBay *	896,650
3,325	Google, Class A *	1,928,866
67,400	Intel	1,780,708
21,125	Lam Research *	899,714
66,125	Marvell Technology Group (Bermuda) *	1,026,921
61,175	Microsoft	1,806,498
69,975	NVIDIA *	1,033,530
33,225	Qualcomm	1,954,295
69,625	Riverbed Technology *	1,666,823
34,550	Rovi *	1,108,710
23,950	VeriFone Systems *	1,022,665
13,350	Visa, Class A	1,343,544

		19,602,346

	Materials — 2.03%
65,500	Steel Dynamics	1,044,725

	Total Common Stocks (Cost $47,530,726)	50,692,364

Total Investments — 98.74% (Cost $47,530,726)**		50,692,364

Net Other Assets and Liabilities — 1.26%		648,627

Net Assets — 100.00%		$51,340,991

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,551,603
Gross unrealized depreciation	(1,389,965)

Net unrealized appreciation	$3,161,638

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 2

Aston Funds

ASTON/TAMRO Diversified Equity Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 97.60%
	Consumer Discretionary — 10.19%
14,730	Arcos Dorados Holdings, Class A (Argentina)	$316,695
16,147	CarMax *	491,353
9,456	DeVry	357,059
10,993	Home Depot	487,979
16,270	Johnson Controls	516,898
9,647	Texas Roadhouse	146,249

		2,316,233

	Consumer Staples — 5.81%
12,517	Kraft Foods, Class A	479,401
6,633	McCormick & Co (Non-Voting Shares)	335,232
6,785	Philip Morris International	507,314

		1,321,947

	Energy — 11.82%
6,933	EOG Resources	735,869
7,213	Exxon Mobil	604,017
5,231	Occidental Petroleum	521,897
8,254	Range Resources	474,770
11,224	Southwestern Energy *	349,515

		2,686,068

	Financials — 16.51%
11,405	American Express	571,847
5,968	Berkshire Hathaway, Class B *	467,712
4,858	Franklin Resources	515,434
8,556	Iberiabank	447,308
14,597	JPMorgan Chase	544,468
5,072	MetLife	179,194
16,247	Raymond James Financial	568,645
7,916	T. Rowe Price Group	457,861

		3,752,469

	Healthcare — 14.72%
7,512	Advisory Board *	573,015
6,705	Allergan	589,437
9,567	Athenahealth *	556,608
6,545	DaVita *	535,446
8,507	Johnson & Johnson	560,696
11,770	Teva Pharmaceutical, SP ADR (Israel)	531,180

		3,346,382

	Industrials — 15.74%
9,963	AGCO *	507,416
7,133	Boeing	529,126
15,258	Cintas	565,309
13,446	Colfax *	408,221
11,132	Danaher	584,541
8,597	Fluor	483,495
8,363	Morningstar	499,438

		3,577,546

	Information Technology — 18.49%
14,671	Acme Packet *	428,833
1,790	Amazon.com *	348,048
1,118	Apple *	510,345
20,848	Cisco Systems	409,246
27,278	Dell *	470,000
3,892	F5 Networks *	466,028
3,345	Factset Research Systems	295,430
1,002	Google, Class A *	581,270
15,338	Research In Motion (Canada) * .	255,071
18,374	Riverbed Technology *	439,874

		4,204,145

	Materials — 4.32%
6,349	Monsanto	520,935
8,256	Mosaic	462,088

		983,023

	Total Common Stocks (Cost $19,392,511)	22,187,813

Number of
Contracts
PURCHASED OPTIONS — 0.49%
29	Boeing — Call Strike @ $80 Exp 01/13	12,905
439	Cisco — Call Strike @ $20 Exp 01/13	88,239
63	Johnson & Johnson — Call Strike @ $70 Exp 01/13	9,450
50	JPMorgan Chase — Call Strike @ $55 Exp 01/13	650

	Total Purchased Options (Cost $111,357)	111,244

Shares
INVESTMENT COMPANY — 1.46%
331,057	BlackRock Liquidity Funds TempCash Portfolio	331,057

	Total Investment Company (Cost $331,057)	331,057

See accompanying Notes to Schedule of Investments.
| 3

Aston Funds

ASTON/TAMRO Diversified Equity Fund	January 31, 2012
Schedule of Investments (unaudited) — continued

Market
Value
Total Investments — 99.55% (Cost $19,834,925)**	$22,630,114

Net Other Assets and Liabilities — 0.45%	102,976

Net Assets — 100.00%	$22,733,090

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,671,606
Gross unrealized depreciation	(876,417)

Net unrealized appreciation	$2,795,189

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 4

Aston Funds

ASTON/Herndon Large Cap Value Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 96.09%
	Consumer Discretionary — 10.09%
9,344	Coach	$654,547
5,081	Ross Stores	258,216
12,713	TJX	866,264
4,376	Yum! Brands	277,132

		2,056,159

	Consumer Staples — 12.75%
17,446	Altria Group	495,466
3,717	Colgate-Palmolive	337,206
10,144	Herbalife (Cayman)	587,135
10,003	Kellogg	495,349
2,848	Kimberly-Clark	203,803
6,399	Philip Morris International	478,453

		2,597,412

	Energy — 19.39%
4,056	Apache	401,057
3,990	Chevron	411,289
4,197	Core Laboratories (Netherlands)	445,847
6,135	Diamond Offshore Drilling	382,211
8,742	Exxon Mobil	732,055
10,229	Halliburton	376,223
6,502	HollyFrontier	190,769
15,442	Marathon Oil	484,724
8,563	RPC	130,586
16,439	Valero Energy	394,372

		3,949,133

	Financials — 16.49%
7,707	Aflac	371,709
16,721	American Capital Agency, REIT	490,260
21,784	Annaly Capital Management, REIT	366,843
15,922	Apartment Investment & Management, Class A, REIT	391,044
169,049	Chimera Investment, REIT	513,909
14,209	Eaton Vance	365,029
29,754	Federated Investors, Class B	508,198
12,854	Waddell & Reed Financial, Class A	352,842

		3,359,834

	Healthcare — 10.87%
4,968	Eli Lilly	197,428
13,710	Endo Pharmaceuticals Holdings *	509,601
9,278	Express Scripts *	474,663
9,880	Gilead Sciences *	482,539
6,361	Waters *	550,672

		2,214,903

	Industrials — 7.53%
9,918	Copa Holdings SA, Class A (Panama)	675,813
4,103	Cummins	426,712
5,251	Lockheed Martin	432,262

		1,534,787

	Information Technology — 12.01%
7,095	Accenture PLC, Class A (Ireland)	406,827
1,233	Apple *	562,840
2,465	International Business Machines	474,759
18,716	Microsoft	552,683
12,336	Western Digital *	448,414

		2,445,523

	Materials — 4.62%
2,315	CF Industries Holdings	410,635
7,349	Cliffs Natural Resources	530,965

		941,600

	Telecommunication Services — 2.34%
39,474	Windstream	476,451

	Total Common Stocks (Cost $18,691,478)	19,575,802

INVESTMENT COMPANY — 2.36%
481,827	BlackRock Liquidity Funds TempCash Portfolio	481,827

	Total Investment Company (Cost $481,827)	481,827

Total Investments — 98.45% (Cost $19,173,305)**		20,057,629

Net Other Assets and Liabilities — 1.55%		315,697

Net Assets — 100.00%		$20,373,326

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,366,083
Gross unrealized depreciation	(481,759)

Net unrealized appreciation	$884,324

REIT Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.
| 5

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 98.33%
	Consumer Discretionary — 8.55%
28,625	GameStop, Class A *	$668,680
23,975	Mattel	743,224
4,970	VF	653,505

		2,065,409

	Consumer Staples — 3.67%
14,475	Wal-Mart Stores	888,186

	Energy — 11.09%
10,075	Chevron	1,038,531
14,262	Hess	802,951
11,775	Royal Dutch Shell PLC, ADR (United Kingdom)	840,264

		2,681,746

	Financials — 15.30%
11,800	ACE (Switzerland)	821,280
16,925	Capital One Financial	774,319
2,958	Chubb	199,399
29,500	Citigroup	906,240
53,425	Morgan Stanley	996,376

		3,697,614

	Healthcare — 17.70%
18,475	Bristol-Myers Squibb	595,634
20,575	Eli Lilly	817,651
25,475	Merck	974,674
21,925	Sanofi, ADR (France)	814,075
23,875	Teva Pharmaceutical, SP ADR (Israel)	1,077,479

		4,279,513

	Industrials — 8.05%
12,075	General Dynamics	835,107
7,425	Lockheed Martin	611,226
6,175	Parker Hannifin	498,199

		1,944,532

	Information Technology — 29.33%
2,265	Apple *	1,033,927
103,075	Flextronics International (Singapore) *	708,125
1,575	Google, Class A *	913,673
11,086	Hewlett-Packard	310,186
22,225	Intel	587,185
3,230	International Business Machines	622,098
34,150	Microsoft	1,008,450
34,100	Oracle	961,620
25,975	Western Digital *	944,191

		7,089,455

	Materials — 2.47%
23,625	Vale SA, SP ADR (Brazil)	597,713

	Telecommunication Services — 2.17%
17,800	AT&T	523,498

	Total Common Stocks (Cost $22,702,810)	23,767,666

INVESTMENT COMPANY — 4.16%
1,005,288	BlackRock Liquidity Funds TempCash Portfolio	1,005,288

	Total Investment Company (Cost $1,005,288)	1,005,288

Total Investments — 102.49% (Cost $23,708,098)**		24,772,954

Net Other Assets and Liabilities — (2.49)%		(600,711)

Net Assets — 100.00%		$24,172,243

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,354,794
Gross unrealized depreciation	(289,938)

Net unrealized appreciation	$1,064,856

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 96.34%
	Consumer Discretionary — 12.25%
411,300	American Greetings, Class A	$5,910,380
297,330	Bob Evans Farms	10,504,668
158,170	Cracker Barrel Old Country Store	8,299,180
153,900	Darden Restaurants	7,059,392
275,260	Genuine Parts	17,556,083
487,270	Hillenbrand	11,426,482
35,685	McDonald’s	3,534,599
126,430	Meredith	3,981,281
260,360	National CineMedia	3,546,103
576,130	Regal Entertainment Group, Class A	7,172,819
228,005	Target	11,584,934

		90,575,921

	Consumer Staples — 17.64%
41,495	Diageo, SP ADR (United Kingdom)	3,676,042
242,390	Dr Pepper Snapple Group	9,409,580
459,010	General Mills	18,282,368
215,115	Kimberly-Clark	15,393,629
151,530	McCormick & Co (Non-Voting Shares)	7,658,326
247,555	PepsiCo	16,256,937
152,960	Procter & Gamble	9,642,598
588,900	Sara Lee	11,277,435
95,795	Smucker (J.M.)	7,546,730
494,530	Sysco	14,890,298
149,325	Wal-Mart Stores	9,162,582
216,885	Walgreen	7,235,284

		130,431,809

	Energy — 7.85%
763,955	BreitBurn Energy Partners LP	15,210,344
136,335	Chevron	14,053,412
166,610	ConocoPhillips	11,364,468
232,740	Nordic American Tankers (Bermuda)	3,225,776
382,025	Seadrill, ADR (Bahamas)	14,173,128

		58,027,128

	Financials — 12.56%
55,435	BlackRock	10,089,170
212,605	Chubb	14,331,703
258,030	Cincinnati Financial	8,432,420
176,399	Commerce Bancshares	6,847,809
330,335	Compass Diversified Holdings	4,631,297
88,235	Cullen/Frost Bankers	4,912,042
347,950	OneBeacon Insurance Group, Class A (Bermuda)	5,525,446
123,000	PartnerRe (Bermuda)	8,046,660
162,005	PNC Financial Services Group	9,545,335
291,945	Sabra Health Care, REIT	4,151,458
167,365	Safety Insurance Group	7,014,267
220,275	Tower Group	4,755,737
161,180	U.S. Bancorp	4,548,500

		92,831,844

	Healthcare — 8.47%
214,480	AstraZeneca PLC, SP ADR (United Kingdom)	10,327,212
81,410	Becton, Dickinson	6,383,358
170,590	Johnson & Johnson	11,243,587
110,230	Landauer	6,263,269
251,915	Medtronic	9,716,362
248,022	Owens & Minor	7,542,349
519,090	Pfizer	11,108,526

		62,584,663

	Industrials — 15.56%
75,225	3M	6,522,760
350,515	ABM Industries	7,606,176
90,700	General Dynamics	6,272,812
55,750	Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	3,672,253
224,385	Iron Mountain	6,915,546
140,930	Lockheed Martin	11,601,358
233,545	Norfolk Southern	16,861,949
181,990	Raytheon	8,733,700
257,990	Republic Services	7,553,946
206,670	United Parcel Service, Class B	15,634,586
113,320	United Technologies	8,878,622
426,225	Waste Management	14,815,581

		115,069,289

	Information Technology — 7.57%
332,945	Automatic Data Processing	18,238,727
773,420	Intel	20,433,756
329,340	Microsoft	9,725,410
239,850	Paychex	7,555,275

		55,953,168

	Materials — 2.42%
212,205	Bemis	6,642,017
252,785	Nucor	11,246,405

		17,888,422

	Telecommunication Services — 5.84%
108,120	Atlantic Tele-Network	3,902,051
409,122	Telefonica Brasil SA ADR (Brazil)	11,389,956
318,290	Verizon Communications	11,986,801
586,155	Vodafone Group, SP ADR (United Kingdom)	15,878,939

		43,157,747

See accompanying Notes to Schedule of Investments.
| 7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2012
Schedule of Investments (unaudited) — continued

		Market
Shares		Value
	Utilities — 6.18%
359,790	Avista	$9,117,079
512,400	Duke Energy	10,919,244
101,555	Entergy	7,045,886
196,775	Southern	8,965,069
257,960	Unisource Energy	9,611,590

		45,658,868

	Total Common Stocks (Cost $628,317,204)	712,178,859

INVESTMENT COMPANY — 2.79%
20,645,739	BlackRock Liquidity Funds TempCash Portfolio	20,645,739

	Total Investment Company (Cost $20,645,739)	20,645,739

Total Investments — 99.13% (Cost $648,962,943)*		732,824,598

Net Other Assets and Liabilities — 0.87%		6,406,591

Net Assets — 100.00%		$739,231,189

*	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$86,585,707
Gross unrealized depreciation	(2,724,052)

Net unrealized appreciation	$83,861,655

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 8

Aston Funds

ASTON/Fairpointe Mid Cap Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 98.15%
	Consumer Discretionary — 24.66%
7,324,378	Belo, Class A	$54,420,129
848,700	BorgWarner *	63,338,481
6,765,100	Gannett	95,861,467
7,474,064	H&R Block	122,275,687
8,063,668	Interpublic Group	83,297,690
1,953,800	Mattel	60,567,800
1,766,165	McGraw-Hill	81,243,590
12,280,354	New York Times, Class A *	91,488,637
1,082,000	Pearson, SP ADR (United Kingdom)	20,081,920
1,424,997	Scholastic	42,051,661

		714,627,062

	Consumer Staples — 3.94%
789,428	Bunge	45,210,542
1,604,486	Molson Coors Brewing, Class B	68,816,405

		114,026,947

	Energy — 4.98%
1,383,599	Compagnie Generale de
	Geophysique-Veritas, SP ADR (France) *	38,740,772
1,641,329	Denbury Resources *	30,955,465
1,461,692	FMC Technologies *	74,707,078

		144,403,315

	Financials — 6.57%
2,041,368	Cincinnati Financial	66,711,906
2,346,685	Eaton Vance	60,286,338
1,541,288	Northern Trust	63,516,478

		190,514,722

	Healthcare — 15.66%
19,849,336	Boston Scientific *	118,302,043
2,115,019	Charles River Laboratories *	71,424,192
2,455,568	Forest Laboratories *	78,037,951
2,199,581	Hospira *	75,797,561
1,542,045	Lincare Holdings	39,615,136
501,350	PerkinElmer	12,022,373
887,153	Varian Medical Systems *	58,436,768

		453,636,024

	Industrials — 11.20%
1,687,700	Chicago Bridge & Iron (Netherlands)	71,862,266
1,874,400	Con-way	59,493,456
1,193,744	Manpower	47,881,072
7,519,200	Southwest Airlines	72,033,936
2,805,000	Werner Enterprises	73,294,650

		324,565,380

	Information Technology — 26.90%
3,426,564	Akamai Technologies *	110,506,689
2,112,451	CA	54,458,987
1,424,525	Harris	58,405,525
2,074,598	Itron *	80,473,656
2,747,800	Jabil Circuit	62,265,148
2,335,150	Lexmark International Group, Class A	81,496,735
1,426,904	Mentor Graphics *	19,791,158
1,883,786	Molex	49,807,302
1,800,864	Molex, Class A	39,420,913
3,036,900	Nuance Communications *	86,612,388
3,562,308	Unisys *	74,701,599
1,626,359	Zebra Technologies, Class A *	61,573,952

		779,514,052

	Materials — 4.24%
600,700	FMC	55,672,876
986,900	Sigma-Aldrich	67,148,676

		122,821,552

	Total Common Stocks (Cost $2,394,942,268)	2,844,109,054

INVESTMENT COMPANY — 1.95%
56,534,939	BlackRock Liquidity Funds TempCash Portfolio	56,534,939

	Total Investment Company (Cost $56,534,939)	56,534,939

Total Investments — 100.10% (Cost $2,451,477,207)**		2,900,643,993

Net Other Assets and Liabilities — (0.10)%		(2,980,426)

Net Assets — 100.00%		$2,897,663,567

*	Non-income producing security.

**	At January 31,2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$575,743,466
Gross unrealized depreciation	(126,576,680)

Net unrealized appreciation	$449,166,786

SP ADR  Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 9

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 95.89%
	Consumer Discretionary — 21.36%
1,180	Bed Bath & Beyond *	$71,626
1,020	BorgWarner *	76,123
160	Chipotle Mexican Grill *	58,766
1,460	Dick’s Sporting Goods	60,167
1,300	Harman International Industries	54,860
3,440	LKQ *	112,144
1,490	O’Reilly Automotive *	121,450
3,000	Omnicom Group	136,830
440	Panera Bread, Class A *	65,230
1,110	PVH	85,681
440	Ralph Lauren	66,880
1,530	TJX	104,254
710	Tractor Supply	57,347
1,660	Wiley (John) & Sons, Class A	75,347

		1,146,705

	Consumer Staples — 5.01%
2,480	Church & Dwight	112,518
2,060	McCormick & Co (Non Voting Shares)	104,112
710	Mead Johnson Nutrition	52,604

		269,234

	Energy — 6.66%
2,080	Cameron International *	110,656
980	Core Laboratories (Netherlands)	104,105
2,240	Oceaneering International	108,842
470	SM Energy	34,113

		357,716

	Financials — 5.10%
830	IntercontinentalExchange *	95,018
2,780	Lazard, Class A (Bahamas)	79,842
3,040	MSCI, Class A *	99,043

		273,903

	Healthcare — 11.13%
3,200	Dentsply International	120,768
1,180	Edwards Lifesciences *	97,551
1,240	Henry Schein *	87,904
2,380	Quality Systems	96,533
1,300	Varian Medical Systems *	85,631
1,260	Waters *	109,078

		597,465

	Industrials — 22.03%
2,350	AMETEK	110,450
2,130	Donaldson	153,999
2,900	Expeditors International Washington	129,485
1,390	Fastenal	64,885
1,470	J.B. Hunt Transport Services	75,073
2,940	Jacobs Engineering Group *	131,594
1,100	Joy Global	99,759
4,850	Robert Half International	134,296
1,080	Roper Industries	100,861
900	Stericycle *	75,618
2,670	Verisk Analytics, Class A *	106,987

		1,183,007

	Information Technology — 19.46%
1,910	Altera	75,999
2,080	Amphenol, Class A	113,214
1,960	ANSYS *	118,560
1,140	F5 Networks *	136,504
660	FactSet Research Systems	58,291
1,870	Fiserv *	117,604
4,440	Juniper Networks *	92,929
4,550	NVIDIA *	67,203
6,880	Polycom *	137,256
3,990	Sapient	51,471
1,410	Teradata *	75,520

		1,044,551

	Materials — 5.14%
1,020	Air Products and Chemicals	89,791
3,080	Ecolab	186,155

		275,946

	Total Common Stocks (Cost $3,944,133)	5,148,527

INVESTMENT COMPANY — 6.39%
342,940	BlackRock Liquidity Funds TempCash Portfolio	342,940

	Total Investment Company (Cost $342,940)	342,940

Total Investments — 102.28% (Cost $4,287,073)**		5,491,467

Net Other Assets and Liabilities — (2.28)%		(122,563)

Net Assets — 100.00%		$5,368,904

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.	$1,223,062
Gross unrealized depreciation.	(18,668)

Net unrealized appreciation	$1,204,394

See accompanying Notes to Schedule of Investments.
| 10

Aston Funds

ASTON/Cardinal Mid Cap Value Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 94.85%
	Consumer Discretionary — 11.37%
1,641	American Eagle Outfitters	$23,122
200	HSN	7,138
1,500	Six Flags Entertainment	65,745
935	Stanley Black & Decker	65,618
1,864	Virgin Media	44,438

		206,061

	Consumer Staples — 3.74%
860	Smucker (J.M.)	67,751

	Energy — 6.90%
1,620	Chesapeake Energy	34,231
490	Concho Resources *	52,263
850	World Fuel Services	38,573

		125,067

	Financials — 19.33%
1,780	Ares Capital	28,213
5,640	CapitalSource	38,972
1,035	Cash America International	45,395
2,700	CYS Investments, REIT	36,450
510	Entertainment Properties Trust, REIT	22,680
910	Government Properties Income Trust, REIT	21,931
1,300	Hatteras Financial, REIT	36,088
2,020	Nelnet, Class A	49,793
1,260	Starwood Property Trust, REIT	. 24,822
500	T. Rowe Price Group	28,920
438	Willis Group Holdings (Britain)	. 17,025

		350,289

	Healthcare — 4.29%
571	Henry Schein *	40,478
610	Teleflex	37,326

		77,804

	Industrials — 13.51%
475	AMETEK	22,325
1,460	Atlas Air Worldwide Holdings *	. 69,547
1,001	Equifax	39,009
2,890	KAR Auction Services *	42,599
1,256	Teledyne Technologies *	71,291

		244,771

	Information Technology — 25.77%
2,550	Atmel *	24,761
1,220	Broadridge Financial Solutions	. 29,243
3,100	Convergys *	41,261
760	Fiserv *	47,796
760	Global Payments	38,015
360	Harris	14,760
1,370	IAC/InterActiveCorp	59,006
700	InterDigital	26,124
780	Intuit	44,023
1,750	j2 Global	47,180
2,100	ValueClick *	36,624
3,040	Western Union	58,064

		466,857

	Materials — 8.48%
300	Albemarle	19,293
610	FMC	56,535
1,870	Silgan Holdings	77,717

		153,545

	Telecommunication Services — 1.46%
2,183	Windstream	26,349

	Total Common Stocks (Cost $1,412,208)	1,718,494

INVESTMENT COMPANY — 5.10%
92,489	BlackRock Liquidity Funds TempCash Portfolio	92,489

	Total Investment Company (Cost $92,489)	92,489

Total Investments — 99.95% (Cost $1,504,697)**		1,810,983

Net Other Assets and Liabilities — 0.05%		924

Net Assets — 100.00%		$1,811,907

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$336,010
Gross unrealized depreciation	(29,724)

Net unrealized appreciation	$306,286

REIT  Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.
| 11

Aston Funds

ASTON/Veredus Aggressive Growth Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 95.38%
	Consumer Discretionary — 27.16%
35,883	Amerigon *	$550,804
5,727	BJ’s Restaurants *	286,522
21,573	Caribou Coffee *	365,878
20,455	Crocs *	389,054
4,224	DSW, Class A	211,073
23,219	Francesca’s Holdings *	514,765
8,649	Genesco *	528,194
19,686	Gentex	528,963
23,325	Lithia Motors, Class A	518,048
10,920	Monro Muffler Brake	457,985
32,348	Pier 1 Imports *	503,011
26,265	Select Comfort *	658,726
21,475	Sinclair Broadcast Group, Class A	263,713
21,356	Skullcandy *	287,238
32,817	Sonic Automotive, Class A	511,617
10,707	Steven Madden *	440,486
7,740	Ulta Salon Cosmetics & Fragrance *	589,943

		7,606,020

	Consumer Staples — 4.79%
23,360	Elizabeth Arden *	840,259
13,007	Hain Celestial Group *	501,940

		1,342,199

	Energy — 8.29%
26,428	Basic Energy Services *	475,968
20,672	Helix Energy Solutions Group *	. 340,054
8,399	Hornbeck Offshore Services *	274,563
26,714	Key Energy Services *	386,819
36,234	SandRidge Energy *	281,901
9,918	Superior Energy Services *	282,762
30,039	Tetra Technologies *	280,564

		2,322,631

	Financials — 7.62%
26,549	Calamos Asset Management, Class A	331,597
10,185	MarketAxess Holdings	316,244
4,592	Portfolio Recovery Associates *	. 298,250
16,130	Post Properties, REIT	720,850
54,291	Strategic Hotels & Resorts, REIT *	337,147
4,709	Waddell & Reed Financial, Class A	129,262

		2,133,350

	Healthcare — 12.58%
39,126	Akorn *	448,384
10,874	AVEO Pharmaceuticals *	143,319
11,192	Cepheid *	493,120
24,546	Exact Sciences *	229,260
23,592	Healthstream *	438,339
25,117	Omnicell *	388,811
6,980	Questcor Pharmaceuticals *	247,301
19,252	Spectrum Pharmaceuticals *	270,876
23,460	Vivus *	279,878
9,756	WellCare Health Plans *	583,019

		3,522,307

	Industrials — 16.00%
5,225	Acacia Research — Acacia Technologies *	215,061
33,644	Dycom Industries *	718,972
5,226	Graco	240,292
16,300	Granite Construction	434,069
11,475	Greenbrier *	255,319
11,069	Hexcel *	277,500
17,402	Kelly Services, Class A	281,216
26,190	MasTec *	426,635
21,603	Mistras Group *	486,500
9,072	Robbins & Myers	440,536
5,894	Thomas & Betts *	420,773
9,025	Trinity Industries	283,927

		4,480,800

	Information Technology — 17.50%
9,635	ACI Worldwide *	292,711
38,594	Cadence Design Systems *	407,553
18,525	Cypress Semiconductor *	318,537
20,187	Heartland Payment Systems	484,488
15,827	LivePerson *	189,924
30,450	LTX-Credence *	203,102
14,744	Manhattan Associates *	647,114
17,879	NIC	223,666
10,779	Rovi *	345,898
26,325	ServiceSource International *	445,419
70,372	Silicon Image *	342,008
11,354	Standard Microsystems *	292,479
28,085	TeleNav *	208,672
17,350	Teradyne *	283,673
29,100	Ultra Clean Holdings *	213,885

		4,899,129

	Materials — 1.44%
7,664	Carpenter Technology	402,207

	Total Common Stocks (Cost $24,197,923)	26,708,643

See accompanying Notes to Schedule of Investments.
| 12

Aston Funds

ASTON/Veredus Aggressive Growth Fund	January 31, 2012
Schedule of Investments (unaudited) — continued

		Market
		Value
WARRANTS — 0%
	Energy — 0.00%
4,906	Magnum Hunter Resources, Expiration 10/14/13	$0

	Total Warrants (Cost $—)	0

INVESTMENT COMPANY — 0.87%
243,535	BlackRock Liquidity Funds TempCash Portfolio	243,535

	Total Investment Company (Cost $243,535)	243,535

Total Investments — 96.25% (Cost $24,441,458)**		26,952,178

Net Other Assets and Liabilities — 3.75%		1,049,816

Net Assets — 100.00%		$28,001,994

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,545,388
Gross unrealized depreciation	(1,034,668)

Net unrealized appreciation	$2,510,720

REIT  Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.
| 13

Aston Funds

ASTON/Crosswind Small Cap Growth Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 97.01%
	Consumer Discretionary — 13.22%
5,979	Jarden	$201,433
30,752	Knology *	463,433
55,008	Office Depot *	150,172
15,139	OfficeMax *	83,719
7,897	Shutterfly *	187,317

		1,086,074

	Consumer Staples — 0.42%
956	Diamond Foods	34,741

	Energy — 5.83%
4,585	Carrizo Oil & Gas *	111,370
1,951	Cloud Peak Energy *	36,971
1,841	Complete Production Services *	62,042
18,273	Magnum Hunter Resources *	107,628
1,676	Rosetta Resources *	80,431
2,410	RPC	36,753
1,529	Superior Energy Services *	43,592

		478,787

	Financials — 3.32%
9,367	DFC Global *	184,530
3,308	Ezcorp, Class A *	88,721

		273,251

	Healthcare — 27.16%
3,083	Achillion Pharmaceuticals *	34,190
8,733	Allscripts Healthcare Solutions *	166,975
8,476	DexCom *	92,982
13,120	Hanger Orthopedic Group *	257,021
9,049	Health Management Associates, Class A *	58,004
22,780	HealthSouth *	439,426
2,402	Incyte *	42,515
1,754	Insulet *	34,150
1,427	Onyx Pharmaceuticals *	58,421
3,382	Quality Systems	137,174
2,290	Sirona Dental Systems *	110,722
71,749	Tenet Healthcare *	379,552
6,461	Tornier NV (Netherlands) *	136,327
11,497	Vanguard Health Systems *	128,651
5,554	Volcano *	155,790

		2,231,900

	Industrials — 19.45%
2,628	Acacia Research — Acacia Technologies *	108,168
12,717	DigitalGlobe *	199,530
6,082	Encore Capital Group *	142,927
22,940	Geo Group *	403,285
885	Huron Consulting Group *	33,170
11,069	Kelly Services, Class A	178,875
1,496	Navistar International *	64,762
2,413	Portfolio Recovery Associates *	156,724
10,494	RailAmerica *	156,780
1,634	Triumph Group	102,239
3,174	TrueBlue *	52,403

		1,598,863

	Information Technology — 22.66%
5,953	Ariba *	162,517
2,833	Aruba Networks *	62,836
2,991	Aspen Technology *	53,868
2,856	Fairchild Semiconductor International *	39,927
3,044	Finisar *	61,671
3,145	Fortinet *	71,737
2,010	Fusion-io *	46,451
2,008	InterDigital	74,939
6,898	Internap Network Services *	46,286
7,777	Kenexa *	186,804
1,053	Liquidity Services *	36,339
9,875	Microsemi *	195,327
5,843	OCZ Technology Group *	49,256
6,595	Polycom *	131,570
1,705	Semtech *	48,593
3,290	Skyworks Solutions *	70,998
1,492	Syntel	70,005
1,510	Taleo, Class A *	54,375
9,363	TriQuint Semiconductor *	56,084
6,324	VeriFone Systems *	270,035
1,327	Wright Express *	72,613

		1,862,231

	Materials — 0.45%
2,856	Stillwater Mining *	36,785

	Telecommunication Services — 4.50%
2,053	AboveNet *	136,422
2,065	Cogent Communications Group *	31,471
10,021	tw telecom *	201,923

		369,816

	Total Common Stocks (Cost $7,928,526)	7,972,448

See accompanying Notes to Schedule of Investments.
| 14

Aston Funds

ASTON/Crosswind Small Cap Growth Fund	January 31, 2012
Schedule of Investments (unaudited) — continued

		Market
Shares		Value
WARRANTS — 0%
	Energy — 0.00%
1,517	Magnum Hunter Resources, Expiration 10/14/13	$0

	Total Warrants (Cost $—)	0

INVESTMENT COMPANY — 3.05%
251,109	BlackRock Liquidity Funds TempCash Portfolio	251,109

	Total Investment Company (Cost $251,109)	251,109

Total Investments — 100.06% (Cost $8,179,635)**		8,223,557

Net Other Assets and Liabilities — (0.06)%		(5,224)

Net Assets — 100.00%		$8,218,333

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$446,669
Gross unrealized depreciation	(402,747)

Net unrealized depreciation	$43,922

See accompanying Notes to Schedule of Investments.
| 15

Aston Funds
ASTON/TAMRO Small Cap Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 98.70%
	Consumer Discretionary — 14.90%
775,290	Aaron’s *	$20,630,467
423,002	BJ’s Restaurants *	21,162,790
467,275	Coinstar *	23,237,586
1,882,857	EW Scripps (The), Class A *(a)	15,947,799
1,123,893	Grand Canyon Education *	18,858,925
487,006	Harman International Industries	20,551,653
512,695	Red Robin Gourmet Burgers *	15,744,863
1,057,779	Texas Roadhouse	16,035,930

		152,170,013

	Consumer Staples — 4.09%
352,729	TreeHouse Foods *	19,943,298
494,941	United Natural Foods *	21,802,151

		41,745,449

	Energy — 8.04%
472,552	Atwood Oceanics *	21,727,941
1,243,312	Comstock Resources *	14,969,477
272,261	Contango Oil & Gas *	16,956,415
508,256	Global Geophysical Services *	4,579,387
384,254	Overseas Shipholding Group	4,883,868
1,857,502	Precision Drilling (Canada) *	18,983,670

		82,100,758

	Financials — 19.76%
720,475	Bank of the Ozarks	20,166,095
1,030,676	Colonial Properties Trust, REIT	22,035,853
1,046,315	East West Bancorp	22,977,077
172,006	GAMCO Investors (a)	7,998,279
1,184,567	Glacier Bancorp	16,548,401
422,388	Iberiabank	22,082,445
940,903	LaSalle Hotel Properties, REIT	25,451,426
694,558	Stifel Financial *	25,045,761
565,736	UMB Financial	21,826,095
643,671	Waddell & Reed Financial, Class A	17,668,769

		201,800,201

	Healthcare — 15.34%
324,795	Advisory Board *	24,775,363
285,423	AMERIGROUP *	19,411,618
396,810	Analogic	22,511,031
437,622	Athenahealth *	25,460,848
950,646	DexCom *	10,428,587
2,730,719	Health Management Associates, Class A *	17,503,909
345,947	Teleflex	21,168,497
313,743	United Therapeutics *	15,429,881

		156,689,734

	Industrials — 19.34%
668,166	Aerovironment *	18,621,786
590,232	Chicago Bridge & Iron (Netherlands)	25,132,079
962,709	Colfax *	29,227,845
588,087	Corporate Executive Board	23,129,462
597,316	Forward Air	20,906,060
462,802	Franklin Electric	23,167,868
373,177	Morningstar	22,286,130
762,186	Terex *	15,091,283
290,000	Wabtec	19,949,100

		197,511,613

	Information Technology — 13.77%
680,263	Acme Packet *	19,884,088
1,344,614	Ceragon Networks (Israel) *(a)	11,146,850
424,671	CommVault Systems *	19,959,537
1,555,344	Ixia *	18,990,750
678,331	Meru Networks *	3,344,172
637,853	Netgear *	25,399,306
1,439,567	SeaChange International *(a)	10,336,091
1,790,701	VASCO Data Security International *	15,095,609
873,678	Websense *	16,512,514

		140,668,917

	Materials — 3.46%
139,066	Royal Gold	10,588,485
423,779	Westlake Chemical	24,769,883

		35,358,368

	Total Common Stocks (Cost $797,818,052)	1,008,045,053

INVESTMENT COMPANY — 1.24%
12,697,094	BlackRock Liquidity Funds TempCash Portfolio	12,697,094

	Total Investment Company (Cost $12,697,094)	12,697,094

Total Investments — 99.94% (Cost $810,515,146)**		1,020,742,147

Net Other Assets and Liabilities — 0.06%		593,536

Net Assets — 100.00%		$1,021,335,683

*	Non-income producing security.

**	At January 31,2012, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$257,022,934
Gross unrealized depreciation	(46,795,933)

Net unrealized appreciation	$210,227,001

See accompanying Notes to Schedule of Investments.
| 16

Aston Funds
ASTON/TAMRO Small Cap Fund	January 31, 2012
Schedule of Investments (unaudited) — continued

(a)	These securities have been determined by the Sub-Adviser to be illiquid securities. At January 31, 2012, these securities amounted to $45,429,019 or 4.45% of net assets.

REIT	Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.
| 17

Aston Funds
ASTON/River Road Select Value Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 95.52%
	Consumer Discretionary — 22.00%
99,570	Ascena Retail Group *	$3,521,791
22,700	Ascent Capital Group, Class A *	1,075,753
152,110	Big Lots *	6,006,824
70,340	Bob Evans Farms	2,485,112
54,490	Cracker Barrel Old Country Store	2,859,090
53,610	DreamWorks Animation SKG, Class A *	951,578
90,620	Fred’s, Class A	1,336,645
145,070	Madison Square Garden, Class A *	4,162,058
154,870	Pep Boys — Manny, Moe, & Jack	2,323,050
114,900	Rent-A-Center	3,885,918
17,310	True Religion Apparel *	627,314
48,220	WMS Industries *	1,055,536

		30,290,669

	Consumer Staples — 8.04%
39,830	Constellation Brands, Class A *	832,447
53,940	Cott (Canada) *	379,198
37,900	Industrias Bachoco, SP ADR (Mexico)	761,032
34,246	J & J Snack Foods	1,747,573
138,410	Ruddick	5,583,459
55,770	Village Super Market, Class A	1,770,698

		11,074,407

	Energy — 5.30%
104,990	Cloud Peak Energy *	1,989,561
63,690	Endeavour International *	673,840
34,270	Energen	1,650,786
120,589	Miller Energy Resources *	487,180
34,330	Nordic American Tankers (Bermuda)	475,814
67,200	Rex Energy *	635,712
148,810	Tetra Technologies *	1,389,885

		7,302,778

	Financials — 14.81%
7,425	Alleghany *	2,148,424
116,695	Alterra Capital Holdings (Bahamas)	2,820,518
9,853	Capital Southwest	874,355
29,249	Commerce Bancshares	1,135,446
18,480	FirstService (Canada) *	546,084
80,700	Hilltop Holdings *	696,441
20,700	Navigators Group *	989,046
23,890	Oppenheimer Holdings, Class A	416,642
34,200	PartnerRe (Bermuda)	2,237,364
26,770	SEI Investments	491,765
30,550	Tower Group	659,575
73,240	W. R. Berkley	2,509,935
10,766	White Mountains Insurance Group	4,858,050

		20,383,645

	Healthcare — 8.21%
18,700	Chemed	1,049,818
56,220	Ensign Group	1,490,392
26,870	Hanger Orthopedic Group *	526,383
38,040	Hill-Rom Holdings	1,255,700
69,890	ICU Medical *	3,247,788
1,360	Integra LifeSciences Holdings *	40,147
100	National Healthcare	4,433
24,970	Owens & Minor	759,338
97,210	STERIS	2,924,077

		11,298,076

	Industrials — 18.57%
64,410	ABM Industries	1,397,697
92,210	Aircastle (Bermuda)	1,300,161
21,250	Allegiant Travel *	1,168,113
134,760	Brink’s	3,798,884
22,400	Cubic	1,035,776
115,200	Dolan *	1,086,336
114,480	Equifax	4,461,286
60,430	G & K Services, Class A	1,985,730
215,650	Geo Group *	3,791,127
53,860	Insperity	1,509,157
37,220	Korn/Ferry International *	611,525
56,650	Unifirst	3,420,527

		25,566,319

	Information Technology — 13.76%
87,140	Convergys *	1,159,833
64,790	CSG Systems International *	1,054,133
46,670	Daktronics	510,570
69,640	DST Systems	3,399,128
171,790	Ingram Micro, Class A *	3,260,574
40,930	Ituran Location and Control (Israel)	537,411
23,170	j2 Global	624,663
43,700	Mantech International, Class A	1,536,055
122,810	NeuStar, Class A *	4,483,793
110,820	Total System Services	2,375,981

		18,942,141

	Materials — 2.60%
26,480	Aptargroup	1,388,082
25,520	Stepan	2,193,189

		3,581,271

	Telecommunication Services — 0.83%
31,490	Atlantic Tele-Network	1,136,474

See accompanying Notes to Schedule of Investments.
| 18

Aston Funds
ASTON/River Road Select Value Fund	January 31, 2012
Schedule of Investments (unaudited) —continued

		Market
Shares		Value
	Utilities — 1.40%
59,330	Avista	$1,503,422
11,450	Unisource Energy	426,627

		1,930,049

	Total Common Stocks (Cost $113,812,003)	131,505,829

INVESTMENT COMPANY — 3.96%
5,449,147	BlackRock Liquidity Funds TempCash Portfolio	5,449,147

	Total Investment Company (Cost $5,449,147)	5,449,147

Total Investments — 99.48% (Cost $119,261,150)**		136,954,976

Net Other Assets and Liabilities — 0.52%		712,071

Net Assets — 100.00%		$137,667,047

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$20,706,214
Gross unrealized depreciation	(3,012,388)

Net unrealized appreciation	$17,693,826

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 19

Aston Funds
ASTON/River Road Small Cap Value Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 96.89%
	Consumer Discretionary — 25.36%
227,729	Ascena Retail Group *	$8,054,775
51,681	Ascent Capital Group, Class A *	2,449,163
348,440	Big Lots *	13,759,896
158,060	Bob Evans Farms	5,584,260
122,559	Cracker Barrel Old Country Store	6,430,671
121,040	DreamWorks Animation SKG, Class A *	2,148,460
209,388	Fred’s, Class A	3,088,473
46,202	Frisch’s Restaurants	970,242
459,521	Mac-Gray (a)	6,405,723
325,920	Madison Square Garden, Class A *	9,350,645
179,439	Monarch Casino & Resort * (a)	1,911,025
212,430	Motorcar Parts of America *	1,363,801
350,550	Pep Boys — Manny, Moe, & Jack	5,258,250
247,705	Rent-A-Center	8,377,383
34,400	True Religion Apparel *	1,246,656
109,540	WMS Industries *	2,397,831

		78,797,254

	Consumer Staples — 9.15%
115,960	Cott (Canada) *	815,199
336,645	Harbinger Group * (a)	1,615,896
142,450	Industrias Bachoco, SP ADR (Mexico) (a)	2,860,396
78,569	J & J Snack Foods	4,009,376
315,389	Ruddick	12,722,792
22,257	Seneca Foods, Class A *	643,895
181,796	Village Super Market, Class A (a)	5,772,023

		28,439,577

	Energy — 6.07%
237,300	Cloud Peak Energy *	4,496,835
145,013	Endeavour International *	1,534,237
546,213	Evolution Petroleum *	4,894,068
557,508	Miller Energy Resources *	2,252,332
77,780	Nordic American Tankers (Bermuda)	1,078,031
152,960	Rex Energy *	1,447,002
339,059	Tetra Technologies *	3,166,811

		18,869,316

	Financials — 13.47%
255,371	Alterra Capital Holdings (Bahamas)	6,172,317
28,121	Capital Southwest	2,495,458
228,502	Dime Community Bancshares	3,148,757
25,445	First Citizens BancShares, Class A	4,489,007
42,690	FirstService (Canada) *	1,261,489
7,894	Gyrodyne Company of America REIT *	756,245
182,410	Hilltop Holdings *	1,574,198
138,219	Medallion Financial	1,532,849
50,187	Navigators Group *	2,397,935
88,409	Oppenheimer Holdings, Class A	1,541,853
317,740	SWS Group	2,335,389
39,768	Tompkins Financial	1,608,218
69,125	Tower Group	1,492,409
24,440	White Mountains Insurance Group	11,028,306

		41,834,430

	Healthcare — 8.30%
38,785	Chemed	2,177,390
127,093	Ensign Group	3,369,235
65,669	Hanger Orthopedic Group *	1,286,456
86,180	Hill-Rom Holdings	2,844,802
160,880	ICU Medical *	7,476,094
3,249	Integra LifeSciences Holdings *	95,910
221	National Healthcare	9,797
60,980	Owens & Minor	1,854,402
221,440	STERIS	6,660,915

		25,775,001

	Industrials — 16.36%
146,070	ABM Industries	3,169,719
209,390	Aircastle (Bermuda)	2,952,399
45,260	Allegiant Travel *	2,487,942
304,866	Brink’s	8,594,172
50,276	Cubic	2,324,762
261,400	Dolan *	2,465,002
136,749	G & K Services, Class A	4,493,572
491,970	Geo Group *	8,648,833
122,489	Insperity	3,432,142
85,770	Korn/Ferry International *	1,409,201
201,149	Standard Parking *	3,556,314
120,503	Unifirst	7,275,971

		50,810,029

	Information Technology — 13.30%
33,621	Computer Services	1,042,251
198,400	Convergys *	2,640,704
147,220	CSG Systems International *	2,395,269
115,620	Daktronics	1,264,883
157,050	DST Systems	7,665,610
207,969	Electro Rent	3,554,190
344,993	Ingram Micro, Class A *	6,547,967
105,810	Ituran Location and Control (Israel) (a)	1,389,285
43,920	j2 Global	1,184,083
99,430	Mantech International, Class A	3,494,965
278,150	NeuStar, Class A *	10,155,256

		41,334,463

	Materials — 2.64%
59,923	Aptargroup	3,141,164
58,780	Stepan	5,051,553

		8,192,717

See accompanying Notes to Schedule of Investments.
| 20

Aston Funds
ASTON/River Road Small Cap Value Fund	January 31, 2012
Schedule of Investments (unaudited) — continued

		Market
Shares		Value
	Telecommunication Services — 0.83%
71,160	Atlantic Tele-Network	$2,568,164

	Utilities — 1.41%
134,520	Avista	3,408,737
25,880	Unisource Energy	964,289

		4,373,026

	Total Common Stocks (Cost $231,120,815)	300,993,977

INVESTMENT COMPANY — 2.61%
8,114,170	BlackRock Liquidity Funds TempFund Portfolio	8,114,170

	Total Investment Company (Cost $8,114,170)	8,114,170

Total Investments — 99.50% (Cost $239,234,985)**		309,108,147

Net Other Assets and Liabilities — 0.50%		1,560,169

Net Assets — 100.00%		$310,668,316

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal

income tax purposes.

Gross unrealized appreciation	$75,195,418
Gross unrealized depreciation	(5,322,256)

Net unrealized appreciation	$69,873,162

(a)	These securities have been determined by the Sub-Adviser to be illiquid securities. At January 31, 2012, these securities amounted to $19,954,348 or 6.42% of net assets.

REIT	Real Estate Investment Trust

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 21

Aston Funds
ASTON/River Road Independent Value Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 47.11%
	Consumer Discretionary — 8.29%
815,124	American Greetings, Class A	$11,713,331
128,190	Big Lots *	5,062,222
412,247	Core-Mark Holding (a)	16,741,350
332,485	Maidenform Brands *	6,649,700
404,725	Valassis Communications *	9,207,494

		49,374,097

	Consumer Staples — 6.76%
12,798	Arden Group, Class A (a)	1,151,692
302,987	Central Garden & Pet *	2,648,106
708,775	Constellation Brands, Class A *	14,813,398
1,098,996	Cott (Canada) *	7,725,942
157,241	Oil-Dri Corporation of America (a)	3,300,489
250,384	Weis Markets	10,583,732

		40,223,359

	Energy — 4.00%
573,020	Bill Barrett *	15,826,812
77,356	Contango Oil & Gas *	4,817,732
59,131	Tidewater	3,184,204

		23,828,748

	Financials — 6.88%
66,327	AMERISAFE *	1,630,318
139,872	Baldwin & Lyons, Class B	3,068,792
422,916	Brown & Brown	9,634,026
501,945	Federated Investors, Class B	8,573,221
399,393	Potlatch, REIT	12,189,474
373,672	Washington Federal	5,889,071

		40,984,902

	Healthcare — 8.19%
54,413	Bio-Rad Laboratories, Class A *	5,526,184
280,659	Covance *	12,295,671
332,882	ICU Medical *	15,469,027
306,698	Owens & Minor	9,326,686
203,291	STERIS	6,114,993

		48,732,561

	Industrials — 1.87%
204,402	Alamo Group	5,948,098
85,954	Unifirst	5,189,903

		11,138,001

	Information Technology — 7.03%
834,139	CSG Systems International *	13,571,442
1,127,642	EPIQ Systems	13,745,956
244,792	Mantech International, Class A	8,604,439
277,551	Total System Services	5,950,693

		41,872,530

	Materials — 2.28%
592,782	Pan American Silver (Canada)	13,562,852

	Utilities — 1.81%
250,915	Artesian Resources, Class A	4,742,294
326,705	California Water Service Group	6,027,707

		10,770,001

	Total Common Stocks (Cost $277,427,475)	280,487,051

INVESTMENT COMPANY — 53.80%
320,292,250	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	320,292,250

	Total Investment Company (Cost $320,292,250)	320,292,250

Total Investments — 100.91% (Cost $597,719,725)**		600,779,301

Net Other Assets and Liabilities — (0.91)%		(5,400,163)

Net Assets — 100.00%		$595,379,138

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$17,180,198
Gross unrealized depreciation	(14,120,622)

Net unrealized appreciation	$3,059,576

(a)	These securities have been determined by the Sub-Adviser to be illiquid securities. At January 31, 2012, these securities amounted to $21,193,531 or 3.56% of net assets.

REIT	Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.
| 22

Aston Funds
ASTON/Silvercrest Small Cap Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 98.42%
	Consumer Discretionary — 9.25%
4,370	AFC Enterprises *	$73,633
1,610	Core-Mark Holding	65,382
2,460	Drew Industries *	63,886
2,510	Maidenform Brands *	50,200
1,890	Matthews International , Class A	62,294

		315,395

	Consumer Staples — 4.22%
1,320	J & J Snack Foods	67,360
1,100	Lancaster Colony	76,439

		143,799

	Energy — 5.57%
2,060	Rosetta Resources *	98,858
2,740	Swift Energy *	90,831

		189,689

	Financials — 21.47%
4,520	Duff & Phelps, Class A	69,291
1,840	EastGroup Properties, REIT	87,400
4,980	FirstMerit	78,136
1,010	Highwoods Properties, REIT	33,421
4,600	Horace Mann Educators	71,944
1,570	Iberiabank	82,080
2,750	Independent Bank/Rockland MA	76,285
1,170	Mid-America Apartment Communities, REIT	74,786
1,730	Prosperity Bancshares	71,812
3,460	Protective Life	86,535

		731,690

	Healthcare — 7.45%
1,140	Analogic	64,671
1,630	Cantel Medical	51,459
1,410	ICU Medical *	65,523
1,610	Invacare	27,499
1,110	West Pharmaceutical Services	44,933

		254,085

	Industrials — 24.73%
2,090	Albany International, Class A	50,202
4,520	Altra Holdings *	86,739
1,860	Applied Industrial Technologies	71,759
2,180	Astec Industries *	73,728
1,190	Brady, Class A	38,520
2,700	EMCOR Group	77,841
2,550	Hexcel *	63,929
2,140	Mine Safety Appliances	73,060
2,290	Mistras Group *	51,571
1,580	TAL International Group	52,630
1,300	Teledyne Technologies *	73,788
3,020	Thermon Group Holdings *	52,910
4,080	US Ecology	76,378

		843,055

	Information Technology — 13.12%
2,250	ACI Worldwide *	68,355
2,380	FEI *	104,863
1,520	Littelfuse	77,079
1,730	MKS Instruments	52,160
1,350	Plexus *	48,938
1,140	Scansource *	42,830
2,060	Standard Microsystems *	53,066

		447,291

	Materials — 6.47%
1,900	A Schulman	46,550
4,190	PH Glatfelter	61,928
1,370	Schnitzer Steel Industries, Class A	59,773
1,320	Sensient Technologies	52,298

		220,549

	Utilities — 6.14%
1,560	MGE Energy	69,982
2,920	Portland General Electric	72,825
1,920	UIL Holdings	66,394

		209,201

	Total Common Stocks (Cost $3,238,460)	3,354,754

INVESTMENT COMPANY — 0.79%
26,988	BlackRock Liquidity Funds TempCash Portfolio	26,988

	Total Investment Company (Cost $26,988)	26,988

Total Investments — 99.21% (Cost $3,265,448)**		3,381,742

Net Other Assets and Liabilities — 0.79%		26,841

Net Assets — 100.00%		$3,408,583

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$130,795
Gross unrealized depreciation	(14,501)

Net unrealized appreciation	$116,294

REIT	Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.
| 23

Aston Funds
ASTON/Barings International Fund	January 31, 2012
Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 98.34%
	Australia — 3.68%
30,102	Newcrest Mining	$1,077,617
595,364	Paladin Energy *	1,163,005

		2,240,622

	China — 1.59%
7,600	Baidu, SP ADR *	969,152

	France — 8.09%
10,332	Pernod-Ricard	991,845
15,640	Sanofi	1,155,253
36,481	SES	861,324
65,926	Suez Environnement	843,887
20,322	Total	1,074,049

		4,926,358

	Germany — 10.11%
19,376	Bayer	1,356,954
10,182	Bayerische Motoren Werke	870,897
18,867	Deutsche Boerse *	1,110,549
8,155	Fresenius	827,127
7,359	Muenchener Rueckversicherungs- Gesellschaft	958,740
17,162	SAP	1,036,904

		6,161,171

	Hong Kong — 1.48%
65,000	Sun Hung Kai Properties	900,159

	India — 1.23%
15,322	Niko Resources	748,604

	Israel — 3.50%
85,870	Israel Chemicals	899,607
27,313	Teva Pharmaceutical Industries, SP ADR	1,232,636

		2,132,243

	Japan — 19.97%
10,600	Daito Trust Construction	998,531
4,500	FANUC	756,297
73,000	Hitachi Metals	838,035
23,700	Honda Motor	828,971
757	Jupiter Telecommunications	753,822
3,900	KEYENCE	971,674
10,800	Kyocera	921,018
47,600	Mitsubishi	1,086,019
7,600	Nidec	727,893
557	NTT DoCoMo	989,475
576	Rakuten	581,139
19,300	Sysmex	637,087
38,800	Tokio Marine Holdings	971,782
21,000	UniCharm	1,103,450

		12,165,193

	Mexico — 3.13%
41,700	America Movil, Class L, ADR	967,857
34,248	Fresnillo	936,882

		1,904,739

	Netherlands — 1.49%
25,596	Royal Dutch Shell	906,658

	Norway — 0.77%
864,991	Marine Harvest	469,428

	Papua New Guinea — 1.66%
143,981	Oil Search	1,008,859

	Russia — 1.50%
75,985	Gazprom, SP ADR	915,619

	Singapore — 3.35%
89,000	DBS Group Holdings	958,739
125,700	Keppel	1,084,267

		2,043,006

	South Korea — 2.40%
62,331	KT, SP ADR	928,108
2,812	NHN *	530,684

		1,458,792

	Sweden — 1.43%
130,904	TeliaSonera	870,769

	Switzerland — 8.92%
27,673	Julius Baer Group *	1,124,357
6,635	Roche Holding	1,123,012
3,492	Syngenta *	1,056,136
80,730	UBS *	1,098,910
4,304	Zurich Financial Services *	1,033,334

		5,435,749

	United Kingdom — 24.04%
52,022	Admiral Group	771,395
45,408	BG Group	1,019,641
164,538	BP	1,220,812
464,482	Centamin *	688,745
158,365	ICAP	838,491
27,528	Imperial Tobacco Group	984,692
93,624	Prudential	1,033,464
9,459	Randgold Resources	1,067,976
222,303	Resolution	956,681
76,910	Rolls-Royce Holdings *	891,385
29,830	SABMiller	1,131,904
See accompanying Notes to Schedule of Investments.
| 24

Aston Funds
ASTON/Barings International Fund	January 31, 2012
Schedule of Investments (unaudited) — continued

		Market
Shares		Value
	United Kingdom (continued)
25,346	Shire	$841,139
41,807	Standard Chartered	1,010,588
46,863	Tullow Oil	1,026,467
98,537	WPP	1,157,569

		14,640,949

	Total Common Stocks (Cost $58,756,184)	59,898,070

INVESTMENT COMPANY — 4.59%
2,798,504	BlackRock Liquidity Funds TempCash Portfolio	2,798,504

	Total Investment Company (Cost $2,798,504)	2,798,504

Total Investments — 102.93% (Cost $61,553,688)**		62,696,574

Net Other Assets and Liabilities — (2.93)%		(1,784,033)

Net Assets — 100.00%		$60,912,541

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,397,454
Gross unrealized depreciation	(3,254,568)

Net unrealized appreciation	$1,142,886

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 25

Aston Funds
ASTON/Neptune International Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 92.90%
	Brazil — 1.76%
1,000	Petroleo Brasileiro, ADR	$30,550

	China — 25.85%
1,000	Baidu, SP ADR *	127,520
10,000	China Life Insurance, Class H	29,463
5,000	China Mobile	51,125
25,000	China Oilfield Services	40,810
7,000	China Resources Enterprise	24,145
30,000	Mandarin Oriental International	47,700
40,000	PetroChina, Class H	58,489
21,666	Shangri-La Asia	44,979
1,000	Tencent Holdings	24,461

		448,692

	France — 2.59%
850	Total	44,924

	India — 1.58%
500	Infosys, SP ADR	27,495

	Japan — 10.13%
300	FANUC	50,420
2,000	Komatsu	56,389
3,500	Kubota	31,593
5,000	Toray Industries	37,523

		175,925

	Netherlands — 3.00%
1,000	Akzo Nobel	52,021

	Norway — 2.32%
1,000	Yara International	40,242

	Russia — 12.03%
4,000	Gazprom, SP ADR	48,200
500	Lukoil, SP ADR	29,170
1,781	MMC Norilsk Nickel, ADR	34,142
5,000	Rosneft Oil, GDR	36,850
2,750	Sberbank, SP ADR	33,000
1,250	X5 Retail Group, GDR *	27,525

		208,887

	Switzerland — 2.49%
800	Novartis AG	43,281

	Taiwan — 2.43%
3,000	Taiwan Semiconductor Manufacturing, SP ADR	42,240

	United Kingdom — 28.72%
1,300	Antofagasta PLC	26,488
1,300	BHP Billiton PLC	43,490
1,000	British American Tobacco PLC	45,966
2,500	Diageo PLC	55,232
1,000	GlaxoSmithKline PLC	22,219
2,999	HSBC Holdings PLC	25,033
1,000	Imperial Tobacco Group PLC	35,771
17,140	Polyus Gold International, SP GDR *	56,048
5,000	Rolls-Royce Holdings PLC *	57,950
1,687	Standard Chartered PLC	40,779
5,000	Tesco PLC	25,181
2,000	Unilever PLC	64,482

		498,639

	Total Common Stocks (Cost $1,630,082)	1,612,896

INVESTMENT COMPANY — 7.44%
129,163	BlackRock Liquidity Funds TempCash Portfolio	129,163

	Total Investment Company (Cost $129,163)	129,163

Total Investments — 100.34% (Cost $1,759,245)**		1,742,059

Net Other Assets and Liabilities — (0.34)%		(5,904)

Net Assets—100.00%		$1,736,155

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$223,466
Gross unrealized depreciation	(240,652)

Net unrealized depreciation	$(17,186)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt
See accompanying Notes to Schedule of Investments.
26

Aston Funds
ASTON/Neptune International Fund	January 31, 2012

Schedule of Investments (unaudited) — continued
Forward foreign currency contracts outstanding as of January 31, 2012 were as follows:

		Principal			Net
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation/
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	JPY	15,310,913	02/12	RBC	$2,408
Buy	JPY	1,701,212	02/12	RBC	1,036
Sell	JPY	(17,012,125)	02/12	JPM	(22,797)

					$(19,353)

JPY	Japanese Yen
JPM	JPMorgan Chase
RBC	Royal Bank of Canada
See accompanying Notes to Schedule of Investments.
| 27

Aston Funds
ASTON/Lake Partners LASSO Alternatives Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Shares		Value
INVESTMENT COMPANIES — 99.14%
	Arbitrage — 9.93%
8,086	Arbitrage Fund-I	$106,247
319,583	Dunham Monthly Distribution Fund-N	11,632,820
745,834	Merger Fund	11,635,013

		23,374,080

	Hedged Fixed Income — 24.99%
565,407	Driehaus Active Income Fund	5,851,958
592,278	Driehaus Select Credit Fund	5,833,938
11,760	Eaton Vance Global Macro Absolute Return Fund-I	117,487
1,098,569	John Hancock Funds II - Strategic Income Opportunities Fund	11,831,593
2,327,086	Metropolitan West High Yield Bond Fund-I	23,270,861
926,930	Templeton Global Total Return Fund-AD	11,938,854

		58,844,691

	Managed Futures/Commodities — 9.70%
811,205	Altegris Managed Futures Strategy Fund-I	7,852,465
765,070	ASG Managed Futures Strategy Fund-Y	7,872,565
93,705	Forward Commodity Long/Short Strategy Fund-I	2,415,713
192,259	Rydex Series — Long/Short Commodities Strategy Fund-Y	4,698,800

		22,839,543

	Long/Short Strategies — 46.82%
1,050,944	FPA Crescent Fund-I	29,027,084
2,326,685	Robeco Boston Partners Long/Short Equity Fund-IS	45,603,030
377,343	Royce Global Select Fund-INV	6,358,235
8,535	Royce Select Fund-I	156,780
2,323,335	The Weitz Funds — Partners III Opportunity Fund	29,018,459
9,991	Turner Medical Sciences Long/Short Fund *	102,403

		110,265,991

	Cash Sweep Vehicle — 7.70%
18,142,103	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	18,142,103

	Total Investment Companies (Cost $234,029,582)	233,466,408

Total Investments — 99.14% (Cost $234,029,582)**		233,466,408

Net Other Assets and Liabilities — 0.86%		2,027,313

Net Assets — 100.00%		$235,493,721

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,963,793
Gross unrealized depreciation	(3,526,967)

Net unrealized depreciation	$(563,174)

See accompanying Notes to Schedule of Investments.
| 28

Aston Funds
ASTON/Dynamic Allocation Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Shares		Value
EXCHANGE TRADED FUNDS — 85.11%
	Asset Allocation — 3.94%
85,578	PowerShares DB U.S. Dollar Index Bullish Fund *	$1,892,985

	Commodities — 2.58%
7,332	SPDR Gold Shares *	1,241,381

	Domestic Equities — 17.03%
29,454	Health Care Select Sector SPDR Fund	1,054,453
49,830	ProShares Short Russell2000 *	1,376,803
15,502	SPDR S&P 400 MidCap Growth	2,635,340
23,801	SPDR S&P 500 ETF Trust	3,122,929

		8,189,525

	Domestic Fixed Income — 59.04%
261,835	iShares Barclays 1-3 Year Treasury Bond Fund	22,143,386
12,126	iShares Barclays 20+ Year Treasury Bond Fund	1,465,427
24,206	iShares Barclays Aggregate Bond Fund	2,688,076
17,937	iShares iBoxx Investment Grade Corporate Bond Fund	2,084,280

		28,381,169

	International Equities — 2.52%
44,056	ProShares UltraShort MSCI Emerging Markets *	1,213,743

	Total Exchange Traded Funds (Cost $40,464,041)	40,918,803

INVESTMENT COMPANY — 14.93%
7,176,724	BlackRock Liquidity Funds TempCash Portfolio	7,176,724

	Total Investment Company (Cost $7,176,724)	7,176,724

Total Investments — 100.04% (Cost $47,640,765)**		$48,095,527

Net Other Assets and Liabilities — (0.04)%		(21,617)

Net Assets — 100.00%		$48,073,910

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$731,632
Gross unrealized depreciation	(276,870)

Net unrealized appreciation	$454,762

DB	Deutsche Bank
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 29

Aston Funds
ASTON/M.D. Sass Enhanced Equity Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 97.28%
	Consumer Discretionary — 12.21%
116,000	Carnival (a)	$3,503,200
87,000	Kohl’s (a)	4,001,130
140,000	Lowe’s (a)	3,756,200
240,000	Staples (a)	3,511,200

		14,771,730

	Consumer Staples — 8.09%
50,000	PepsiCo (a)	3,283,500
100,000	Sysco (a)	3,011,000
105,000	Walgreen (a)	3,502,800

		9,797,300

	Financials — 11.89%
240,000	Bank of America (a)	1,711,200
115,000	MetLife (a)	4,062,950
40,000	NYSE Euronext (a)	1,062,400
55,000	PartnerRe (Bahamas) (a)	3,598,100
50,000	SunTrust Banks (a)	1,028,500
100,000	Wells Fargo (a)	2,921,000

		14,384,150

	Healthcare — 11.57%
40,000	Becton Dickinson (a)	3,136,400
90,000	Eli Lilly (a)	3,576,600
55,000	Johnson & Johnson (a)	3,625,050
95,000	Medtronic (a)	3,664,150

		14,002,200

	Industrials — 16.53%
75,000	Emerson Electric (a)	3,853,500
220,000	General Electric (a)	4,116,200
40,000	Illinois Tool Works (a)	2,121,200
32,000	Lockheed Martin (a)	2,634,240
75,000	Raytheon (a)	3,599,250
47,000	United Technologies (a)	3,682,450

		20,006,840

	Information Technology — 15.90%
215,000	Cisco Systems (a)	4,220,450
270,000	Corning (a)	3,474,900
95,000	Harris (a)	3,895,000
40,000	Intel (a)	1,056,800
44,000	Microsoft (a)	1,299,320
420,000	Nokia OYJ, SP ADR (Finland)	2,116,800
410,000	Xerox (a)	3,177,500

		19,240,770

	Telecommunication Services — 2.92%
120,000	AT&T (a)	3,529,200

	Utilities — 18.17%
87,200	Constellation Energy Group	3,176,696
55,000	Entergy (a)	3,815,900
93,000	Exelon	3,699,540
95,000	FirstEnergy	4,010,900
61,000	NextEra Energy (a)	3,650,850
120,000	Public Service Enterprise Group(a)	3,640,800

		21,994,686

	Total Common Stocks (Cost $123,533,288)	117,726,876

Number of
Contracts
PURCHASED OPTIONS — 0.10%
	SPDR S&P 500 ETF Trust
400	Strike @ $109 Exp 02/18/12	1,200
400	Strike @ $110 Exp 02/18/12	1,600
400	Strike @ $111 Exp 02/18/12	2,000
400	Strike @ $112 Exp 02/18/12	1,600
400	Strike @ $116 Exp 03/30/12	32,000
400	Strike @ $117 Exp 03/30/12	34,800
200	Strike @ $118 Exp 03/30/12	20,600
200	Strike @ $119 Exp 03/30/12	22,000

	Total Purchased Options (Cost $285,407)	115,800

Shares
INVESTMENT COMPANY — 6.07%
7,348,290	BlackRock Liquidity Funds
	FedFund Portfolio	7,348,290

	Total Investment Company (Cost $7,348,290)	7,348,290

Total Investments — 103.45% (Cost $131,166,985)**		125,190,966

Net Other Assets and Liabilities — (3.45)%		(4,173,580)

Net Assets — 100.00%		$121,017,386

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,187,922

Gross unrealized depreciation	(10,163,941)
Net unrealized depreciation	$(5,976,019)

(a)	These securities are pledged as collateral for call options written.
ETF	Exchange-Traded Fund
NYSE	New York Stock Exchange
See accompanying Notes to Schedule of Investments.
| 30

Aston Funds
ASTON/M.D. Sass Enhanced Equity Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt
Transactions in written call options for the period ended January 31, 2012 were as follows:

	Number of
	Contracts	Premium
Outstanding October 31, 2011	37,160	$3,231,770
Call Options Written	21,592	1,720,915
Call Options Closed or Expired	(27,554)	(2,143,299)
Call Options Exercised	(3,050)	(388,284)

Outstanding, January 31, 2012	28,148	$2,421,102

Premiums received and value of written call equity options outstanding as of January 31, 2012.

Number of		Premium	Market
Contracts	Description	Received	Value
	AT&T
587	Strike @ $32 Exp 04/12	$17,009	$5,283
613	Strike @ $32 Exp 07/12	22,054	19,616
	Bank of America
600	Strike @ $10 Exp 08/12	11,400	10,200
1,800	Strike @ $9 Exp 08/12	51,555	57,600
	Becton Dickinson
400	Strike @ $80 Exp 06/12	72,689	112,000
	Carnival
60	Strike @ $40 Exp 04/12	5,339	300
132	Strike @ $41 Exp 04/12	20,853	330
	Cisco Systems
2,150	Strike @ $21 Exp 07/12	146,149	187,050
	Corning
400	Strike @ $15 Exp 02/12	16,391	800
1,386	Strike @ $19 Exp 02/12	69,381	693
464	Strike @ $18 Exp 05/12	12,981	1,392
150	Strike @ $18 Exp 08/12	5,096	1,275
	Eli Lilly
900	Strike @ $40 Exp 04/12	58,911	81,900
	Emerson Electric
250	Strike @ $52.5 Exp 03/12	17,243	25,000
250	Strike @ $55 Exp 06/12	24,743	32,500
250	Strike @ $55 Exp 09/12	59,493	56,250
	Entergy
531	Strike @ $72.5 Exp 03/12	49,901	9,027
	General Electric
200	Strike @ $18 Exp 03/12	13,595	19,400
1,043	Strike @ $20 Exp 03/12	87,474	11,473
107	Strike @ $20 Exp 04/12	2,886	2,461
450	Strike @ $20 Exp 05/12	18,439	15,750
400	Strike @ $17 Exp 06/12	25,590	87,600
	Harris
298	Strike @ $40 Exp 05/12	42,085	81,950
50	Strike @ $45 Exp 05/12	5,399	3,300
602	Strike @ $45 Exp 08/12	53,562	69,230
	Illinois Tool Works
50	Strike @ $50 Exp 03/12	6,399	17,000
300	Strike @ $52.5 Exp 03/12	51,892	54,000
50	Strike @ $52.5 Exp 06/12	8,149	15,000
	Intel
300	Strike @ $27 Exp 03/12	17,093	12,900
100	Strike @ $27 Exp 04/12	4,702	7,800
	Johnson & Johnson
200	Strike @ $67.5 Exp 04/12	34,595	13,000
300	Strike @ $67.5 Exp 07/12	39,892	41,400
	Kohl’s
700	Strike @ $60 Exp 04/12	131,204	1,750
	Lockheed Martin
50	Strike @ $82.5 Exp 03/12	8,399	7,000
20	Strike @ $85 Exp 03/12	1,880	1,100
250	Strike @ $85 Exp 06/12	56,993	50,000
	Lowe’s
1,400	Strike @ $23 Exp 04/12	139,994	630,000
	Medtronic
100	Strike @ $39 Exp 02/12	8,998	5,900
50	Strike @ $39 Exp 05/12	4,949	9,150
800	Strike @ $43 Exp 08/12	110,378	77,600
	Metlife
120	Strike @ $36 Exp 02/12	3,477	9,720
1,030	Strike @ $40 Exp 06/12	114,063	114,330
	Microsoft
400	Strike @ $29 Exp 04/12	26,390	53,200
40	Strike @ $29 Exp 07/12	3,319	7,320
	NextEra Energy
590	Strike @ $60 Exp 03/12	40,796	50,150
20	Strike @ $60 Exp 06/12	2,559	3,200
	NYSE Euronext
5	Strike @ $30 Exp 06/12	370	230
	PartnerRe (Bahamas)
480	Strike @ $75 Exp 02/12	71,028	6,000
	PepsiCo
400	Strike @ $67.5 Exp 04/12	38,790	33,600
100	Strike @ $67.5 Exp 07/12	14,897	15,300
	Public Service Enterprise Group
1,200	Strike @ $35 Exp 06/12	70,796	9,000
	Rayethon Company
700	Strike @ $48 Exp 05/12	86,167	123,200
	Staples
250	Strike @ $18 Exp 06/12	9,744	3,500
	SunTrust Banks
500	Strike @ $23 Exp 03/12	9,988	9,500
	Sysco
850	Strike @ $29 Exp 05/12	75,629	148,750
	United Technologies
470	Strike @ $85 Exp 08/12	76,597	86,010
	Walgreen
993	Strike @ $37 Exp 04/12	125,745	37,734
57	Strike @ $38 Exp 04/12	5,644	1,254
	Wells Fargo
1,000	Strike @ $34 Exp 07/12	101,973	54,000
	Xerox
200	Strike @ $10 Exp 07/12	7,395	1,600

	Total Written Call Options	$2,421,102	$2,603,578

See accompanying Notes to Schedule of Investments.
| 31

Aston Funds
ASTON/River Road Long-Short Fund	January 31, 2012

Schedule of Investments (unaudited)
The chart represents total investments in the Fund. Exchange Traded Funds, Materials and Telecommunication Services are negative 1.91%, 1.62% and 0.73%, respectively and cannot be represented in the pie chart format.

		Market
Shares		Value
COMMON STOCKS — 75.04%
	Consumer Discretionary — 16.99%
3,256	Big Lots * (a)	$128,579
4,740	General Motors * (a)	113,855
10,870	Liberty Media, Class A * (a)	186,094
5,405	Madison Square Garden, Class A * (a)	155,070
3,845	Target (a)	195,364

		778,962

	Consumer Staples — 2.12%
4,660	Constellation Brands, Class A * (a)	97,394

	Energy — 9.56%
5,087	BreitBurn Energy Partners (a)	101,282
7,644	Cloud Peak Energy * (a)	144,854
3,011	Devon Energy (a)	192,132

		438,268

	Financials — 12.04%
3,606	FirstService (Canada) *	106,557
7,662	SEI Investments (a)	140,751
4,172	Weyerhaeuser, REIT (a)	83,523
490	White Mountains Insurance Group (a)	221,108

		551,939

	Healthcare — 12.27%
1,255	Becton, Dickinson	98,405
5,544	Hill-Rom Holdings (a)	183,007
3,451	Medtronic (a)	133,105
4,932	STERIS (a)	148,355

		562,872

	Industrials — 11.17%
1,955	Alexander & Baldwin	92,472
2,362	Brink’s (a)	66,585
9,874	Geo Group *	173,585
6,128	Republic Services (a)	179,428

		512,070

	Information Technology — 8.24%
2,850	DST Systems (a)	139,109
3,457	Microsoft (a)	102,085
7,153	Western Union (a)	136,622

		377,816

	Utilities — 2.65%
2,418	National Fuel Gas	121,577

	Total Common Stocks (Cost $3,160,037)	3,440,898

INVESTMENT COMPANY — 28.39%
1,302,083	BlackRock Liquidity Funds
	TempCash Portfolio	1,302,083

	Total Investment Company (Cost $1,302,083)	1,302,083

Total Investments — 103.43% (Cost $4,462,120)***		4,742,981

$935,661 in cash was on deposit with a prime broker and $2,270,015 in securities was segregated at the custodian to cover short sales as of January 31, 2012.

SHORT SALES — (23.70)%
	Consumer Discretionary — (8.58)%
(1,703)	Belo, Class A	(12,653)
(3,831)	Boyd Gaming **	(33,598)
(2,616)	Brunswick	(55,825)
(1,798)	Clear Channel Outdoor Holdings, Class A **	(21,756)
(514)	DineEquity **	(24,425)
(4,133)	Gannett	(58,565)
(1,844)	La-Z-Boy **	(24,304)
(988)	Leggett & Platt	(21,202)
(584)	Life Time Fitness **	(28,698)
(1,444)	Marriott Vacations Worldwide **	(29,963)
(589)	Mattress Firm Holding **	(19,455)
(4,737)	Office Depot **	(12,932)
(2,744)	PulteGroup **	(20,443)
(1,349)	Toll Brothers **	(29,422)

		(393,241)

	Energy — (1.22)%
(387)	InterOil **	(25,968)
(1,809)	Western Refining	(29,903)

		(55,871)

	Exchange Traded Funds — (1.91)%
(10,477)	United States Natural Gas Fund LP **	(54,899)
(870)	United States Oil Fund LP **	(32,903)

		(87,802)

	Financials — (2.12)%
(2,640)	Equity One, REIT	(49,764)
(1,086)	Mercury General	(47,458)

		(97,222)

See accompanying Notes to Schedule of Investments.
| 32

Aston Funds
ASTON/River Road Long-Short Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Shares		Value
	Healthcare — (0.44)%
(1,032)	Insulet **	$(20,093)

		(20,093)

	Industrials — (4.71)%
(2,203)	Delta Air Lines **	(23,242)
(1,606)	Deluxe	(41,065)
(954)	Granite Construction	(25,405)
(2,108)	Manitowoc	(28,332)
(1,989)	Mobile Mini **	(41,371)
(1,892)	Terex **	(37,462)
(1,473)	USG **	(18,913)

		(215,790)

	Information Technology — (2.37)%
(2,281)	AOL **	(36,975)
(2,573)	Earthlink	(18,551)
(5,092)	Nokia, SP ADR	(25,664)
(241)	Universal Display **	(10,149)
(486)	VistaPrint (Netherlands) **	(17,389)

		(108,728)

	Materials — (1.62)%
(763)	Eagle Materials	(22,440)
(857)	Molycorp **	(26,550)
(914)	Seabridge Gold (Canada) **	(18,435)
(227)	Texas Industries **	(7,096)

		(74,521)

	Telecommunication Services — (0.73)%
(906)	CenturyLink	(33,549)

	Total Short Sales — (23.70)% (Proceeds $(1,013,641)	(1,086,817)

Net Other Assets and Liabilities — 20.27%		929,366

Net Assets — 100.00%		$4,585,530

*	Non-income producing security.

**	No dividend payable on security sold short.

***	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$292,440
Gross unrealized depreciation	(11,579)

Net unrealized appreciation	$280,861

(a)	Security is partially held in a segregated account as collateral for securities sold short.
ETF	Exchange-Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt
See accompanying Notes to Schedule of Investments.
| 33

Aston Funds
ASTON/Harrison Street Real Estate Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 97.28%
	Diversified — 21.78%
3,700	Crown Castle International *	$179,376
4,100	Digital Realty Trust	290,526
3,183	Dundee Real Estate Investment Trust (Canada)	106,248
4,952	Dupont Fabros Technology	126,276
4,514	Entertainment Properties Trust	200,738
5,500	Rayonier	251,515
5,100	Vornado Realty Trust	412,488

		1,567,167

	Health Care — 13.53%
20,002	Medical Properties Trust	214,421
8,700	Sabra Health Care	123,714
10,900	Ventas	635,579

		973,714

	Hotels — 6.27%
38,842	Strategic Hotels & Resorts *	241,209
1,821	Wynn Resorts	209,834

		451,043

	Industrial — 7.88%
2,579	EastGroup Properties	122,503
10,700	ProLogis	339,297
8,756	STAG Industrial	104,897

		566,697

	Office Properties — 3.85%
3,772	SL Green Realty	277,355

	Residential — 18.64%
3,960	Camden Property Trust	255,420
7,100	Equity Residential	422,805
2,958	Mid-America Apartment Communities	189,075
4,702	Sun Communities	188,597
10,950	UDR	284,919

		1,340,816

	Retail — 25.33%
9,018	CBL & Associates Properties	156,643
13,656	Inland Real Estate	116,759
17,225	Kimco Realty	314,356
5,300	Macerich	287,790
3,700	Regency Centers	152,884
5,846	Simon Property Group	794,238

		1,822,670

	Total Common Stocks (Cost $6,004,105)	6,999,462

INVESTMENT COMPANY — 3.59%
258,429	BlackRock Liquidity Funds TempCash Portfolio	258,429

	Total Investment Company (Cost $258,429)	258,429

Total Investments — 100.87% (Cost $6,262,534)**		7,257,891

Net Other Assets and Liabilities — (0.87)%		(62,823)

Net Assets — 100.00%		$7,195,068

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,016,175
Gross unrealized depreciation	(20,818)

Net unrealized appreciation	$995,357

See accompanying Notes to Schedule of Investments.
| 34

Aston Funds
ASTON/Montag & Caldwell Balanced Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Shares		Value
COMMON STOCKS — 56.48%
	Consumer Discretionary — 9.14%
810	Amazon.com *	$157,496
6,500	Bed Bath & Beyond *	394,550
6,250	McDonald’s	619,063
3,400	NIKE, Class B	353,566
7,000	Omnicom Group	319,270
7,300	TJX	497,422

		2,341,367

	Consumer Staples — 14.13%
10,500	Coca-Cola	709,065
4,800	Colgate-Palmolive	435,456
5,100	Costco Wholesale	419,577
17,700	Kraft Foods, Class A	677,910
7,770	PepsiCo	510,256
9,850	Procter & Gamble	620,944
7,400	Unilever (Netherlands)	246,790

		3,619,998

	Energy — 5.21%
5,450	Cameron International *	289,940
6,700	Halliburton	246,426
4,950	Occidental Petroleum	493,862
4,050	Schlumberger	304,439

		1,334,667

	Healthcare — 10.03%
12,350	Abbott Laboratories	668,752
7,150	Allergan	628,556
8,000	AmerisourceBergen	311,760
6,500	Medco Health Solutions *	403,130
10,050	Stryker	557,072

		2,569,270

	Industrials — 4.55%
4,550	Emerson Electric	233,779
2,700	Fluor	151,848
17,500	General Electric	327,425
6,000	United Parcel Service, Class B	453,900

		1,166,952

	Information Technology — 11.75%
6,800	Accenture PLC, Class A	389,912
1,630	Apple *	744,062
15,500	Cisco Systems	304,265
540	Google, Class A *	313,259
5,700	Oracle	160,740
11,150	Qualcomm	655,843
4,400	Visa, Class A	442,816
		3,010,897

	Materials — 1.67%
5,200	Monsanto	426,660

	Total Common Stocks (Cost $12,124,140)	14,469,811

Pare Value
CORPORATE NOTES AND BONDS — 22.33%
	Consumer Staples — 4.49%
$325,000	Coca-Cola
	Senior Unsecured Notes
	5.350%, 11/15/17	394,902
300,000	PepsiCo
	Senior Unsecured Notes
	5.000%, 06/01/18	355,626

375,000	Wal-Mart Stores
	Senior Unsecured Notes
	3.200%, 05/15/14	398,894

		1,149,422

	Energy — 1.48%
350,000	ConocoPhillips 4.750%, 02/01/14	379,162
	Financials — 4.85%
325,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	340,588
250,000	JPMorgan Chase Senior Unsecured Notes 4.750%, 05/01/13	262,348
300,000	U.S. Bancorp Senior Unsecured Notes 4.200%, 05/15/14	322,010
300,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	318,154

		1,243,100

	Healthcare — 4.47%
350,000	Abbott Laboratories Senior Unsecured Notes 4.350%, 03/15/14	377,771
250,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	341,741
See accompanying Notes to Schedule of Investments.
| 35

Aston Funds
ASTON/Montag & Caldwell Balanced Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
	Healthcare (continued)
$400,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	$426,777

		1,146,289

	Information Technology — 4.03%
300,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	352,858
300,000	Hewlett-Packard Senior Unsecured Notes 4.500%, 03/01/13	309,930
350,000	Oracle Senior Unsecured Notes 4.950%, 04/15/13	368,634

		1,031,422

	Telecommunication Services — 3.01%
350,000	AT&T Senior Unsecured Notes 4.950%, 01/15/13	364,800
350,000	Verizon Communications Senior Unsecured Notes 5.550%, 02/15/16	406,497

		771,297

	Total Corporate Notes and Bonds (Cost $5,335,581)	5,720,692

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 12.89%
	Fannie Mae — 0.28%
17,130	7.500%, 02/01/35, Pool # 787557	20,658
9,529	7.500%, 04/01/35, Pool # 819231	11,496
35,547	6.000%, 11/01/35, Pool # 844078	39,311

		71,465

	Freddie Mac — 0.71%
150,000	4.500%, 01/15/13	156,228
22,975	5.500%, 12/01/20, Gold Pool # G11820	24,966

		181,194

	Government National Mortgage Association — 0.16%
37,907	5.500%, 02/15/39, Pool # 698060	42,336
	U.S. Treasury Bonds — 3.69%
175,000	8.000%, 11/15/21	275,024
325,000	5.375%, 02/15/31	462,820
200,000	3.125%, 11/15/41	207,406

		945,250

	U.S. Treasury Notes — 8.05%
325,000	4.000%, 02/15/15	361,131
175,000	4.500%, 02/15/16	203,096
300,000	2.625%, 04/30/16	326,297
300,000	4.625%, 02/15/17	358,172
400,000	3.125%, 05/15/19	451,937
350,000	2.125%, 08/15/21	361,648

		2,062,281

		Market
Shares		Value
	Total U.S. Government and Agency Obligations (Cost $2,988,275)	$3,302,526

INVESTMENT COMPANY — 7.64%
1,956,199	BlackRock Liquidity Funds TempCash Portfolio	1,956,199

	Total Investment Company (Cost $1,956,199)	1,956,199

Total Investments — 99.34% (Cost $22,404,195)**		25,449,228

Net Other Assets and Liabilities — 0.66%		168,973

Net Assets — 100.00%		$25,618,201

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,099,433
Gross unrealized depreciation	(54,400)

Net unrealized appreciation	$3,045,033

MTN Medium Term Note

Portfolio Composition
Common Stocks	57%
Investment Company	8%
U.S. Government and Agency Obligations	13%
Corporate Notes and Bonds (Moody’s Ratings)
Aaa	8%
Aa	7%
A	7%

100%

See accompanying Notes to Schedule of Investments.
| 36

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Par Value		Value
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 26.77%

	Fannie Mae — 7.57%
$909,351	5.000%, 09/25/33
	Series 2003-92,
	Class PZ, REMIC	$1,052,758
1,378,440	5.524%, 09/25/36 (a)
	Series 2009-86,
	Class CI, REMIC	181,328
971,496	6.344%, 10/25/36 (a)
	Series 2007-57,
	Class SX, REMIC	134,741
185,117	5.500%, 03/25/38
	Series 2008-14,
	Class ZA, REMIC	217,434
274,671	4.000%, 01/25/41
	Series 2010-156,
	Class ZC, REMIC	276,346
413,535	4.000%, 03/25/41
	Series 2011-18,
	Class UZ, REMIC	411,135
101,678	4.000%, 08/25/41
	Series 2011-77,
	Class CZ, REMIC	102,527
265,301	8.709%, 09/25/41 (a)
	Series 2011-88,
	Class SB, REMIC	269,070
393,408	13.064%, 09/25/41 (a)
	Series 2011-87,
	Class US, REMIC	400,450

		3,045,789

	Freddie Mac — 12.80%
711,972	5.000%, 12/15/34
	Series 2909,
	Class Z, REMIC	799,275
557,999	5.500%, 08/15/36
	Series 3626,
	Class AZ, REMIC	645,031
681,780	5.810%, 04/15/37 (a)
	Series 3301,
	Class MS, REMIC	87,148
650,768	5.710%, 11/15/37 (a)
	Series 3382,
	Class SB, REMIC	86,730
583,160	6.100%, 11/15/37 (a)
	Series 3384,
	Class S, REMIC	82,781
1,763,199	5.230%, 01/15/39 (a)
	Series 3500,
	Class SA, REMIC	182,336
109,271	14.131%, 10/15/40 (a)
	Series 3747,
	Class KS, REMIC	114,340
104,074	4.000%, 01/15/41
	Series 3795,
	Class VZ, REMIC	108,845
351,801	9.321%, 01/15/41 (a)
	Series 3796,
	Class SK, REMIC	356,877
90,785	12.914%, 04/15/41 (a)
	Series 3864,
	Class MS, REMIC	92,099
424,090	4.000%, 06/15/41
	Series 3872,
	Class BA, REMIC	453,662
204,033	4.000%, 07/15/41
	Series 3888,
	Class ZG, REMIC	213,267
357,901	4.500%, 07/15/41
	Series 3894,
	Class ZA, REMIC	379,804
139,612	12.631%, 07/15/41 (a)
	Series 3899,
	Class SD, REMIC	143,000
459,555	8.969%, 09/01/41 (a)
	Series 3924,
	Class US, REMIC	466,823
502,921	3.500%, 11/15/41
	Series 3957,
	Class DZ, REMIC	494,380
453,005	4.000%, 11/15/41
	Series 3957,
	Class HZ, REMIC	442,332

		5,148,730

	Government National Mortgage Association — 6.40%
53,019	30.674%, 03/20/34 (a)
	Series 2004-35, Class SA	95,625
1,127,244	4.500%, 05/16/39
	Series 2009-32, Class ZE	1,234,688
563,622	4.500%, 05/20/39
	Series 2009-35, Class DZ	631,507
555,246	4.500%, 09/20/39
	Series 2009-75, Class GZ	612,726

		2,574,546

	Total Agency Collateralized Mortgage Obligation (Cost $10,245,218)	10,769,065

See accompanying Notes to Schedule of Investments.
| 37

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
U.S. GOVERNMENT OBLIGATIONS — 19.39%

	U.S. Treasury Bonds — 5.15%
$145,000	8.750%, 08/15/20	$230,244
435,000	8.000%, 11/15/21	683,630
130,000	6.000%, 02/15/26	187,911
135,000	6.125%, 11/15/27	200,834
105,000	4.750%, 02/15/37	142,045
495,000	4.250%, 11/15/40	627,026

		2,071,690

	U.S. Treasury Notes — 14.24%
1,160,000	0.625%, 02/28/13	1,165,981
1,690,000	1.875%, 04/30/14	1,752,055
930,000	1.250%, 10/31/15	958,336
890,000	2.750%, 11/30/16	978,026
260,000	2.375%, 07/31/17	281,470
465,000	2.375%, 05/31/18	502,563
60,000	3.625%, 08/15/19	69,933
20,000	3.125%, 05/15/21	22,497

		5,730,861

	Total U.S. Government Obligations (Cost $7,742,287)	7,802,551

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 2.02%

	Fannie Mae — 0.62%
226,447	5.500%, 07/01/36
	Pool # 995112	247,212

	Freddie Mac — 1.40%
158,722	5.000%, 07/01/35
	Gold Pool # G01840	171,318
290,816	5.500%, 08/01/38
	Gold Pool # G04587	315,757
70,059	5.500%, 12/01/38
	Gold Pool # G06172	76,090

		563,165

	Total U.S. Government Mortgage-Backed Securities (Cost $809,327)	810,377

CORPORATE NOTES AND BONDS — 32.13%

	Consumer Discretionary — 2.21%
100,000	Automotores Gildemeister
	8.250%, 05/24/21 (b)	103,500
100,000	Comcast
	5.850%, 11/15/15	115,022
50,000	DIRECTV Holdings
	5.000%, 03/01/21	55,138
100,000	Mattel
	Senior Unsecured Notes
	2.500%, 11/01/16	101,669
150,000	News America
	6.650%, 11/15/37	180,848
50,000	Omnicom Group
	Senior Unsecured Notes
	4.450%, 08/15/20	53,102
150,000	Target
	Senior Unsecured Notes
	3.875%, 07/15/20	165,393
50,000	Time Warner Cable
	5.000%, 02/01/20	56,008
50,000	Wynn Las Vegas
	7.750%, 08/15/20	56,750

		887,430

	Consumer Staples — 3.84%
175,000	Altria Group
	9.250%, 08/06/19	238,730
100,000	CCL Finance
	9.500%, 08/15/14	113,750
150,000	Coca-Cola
	Senior Unsecured Notes
	1.800%, 09/01/16 (b)	154,620
100,000	Corp Lindley
	Senior Unsecured Notes
	6.750%, 11/23/21 (b)	106,500
100,000	Corp Pesquera Inca
	9.000%, 02/10/17	104,750
100,000	General Mills
	Senior Unsecured Notes
	3.150%, 12/15/21	102,092
120,000	Gruma
	Unsecured Notes
	7.750%, 12/29/49	121,200
100,000	Kellogg
	Senior Unsecured Notes
	7.450%, 04/01/31	135,513
50,000	Kraft Foods
	Senior Unsecured Notes
	5.375%, 02/10/20	58,529
175,000	Kroger
	7.500%, 01/15/14	195,845
200,000	Wal-Mart Stores
	Senior Unsecured Notes
	3.250%, 10/25/20	214,631

		1,546,160

	Energy — 4.96%
50,000	BP Capital Markets
	4.750%, 03/10/19	56,794
100,000	Devon Energy
	Senior Unsecured Notes
	6.300%, 01/15/19	123,616
168,580	Dolphin Energy
	Senior Secured Notes
	5.888%, 06/15/19	181,013
150,000	Empresa Nacional del Petroleo
	Senior Unsecured Notes
	4.750%, 12/06/21 (b)	155,688
200,000	Gazprom OAO Via Gaz Capital
	Senior Unsecured Notes
	5.092%, 11/29/15	207,250
100,000	Halliburton
	Senior Unsecured Notes
	6.150%, 09/15/19	122,685
150,000	Kinder Morgan Energy Partners
	Senior Unsecured Notes
	6.950%, 01/15/38	173,369
100,000	Marathon Petroleum
	Senior Unsecured Notes
	5.125%, 03/01/21 (b)	106,538
75,000	ONEOK Partners
	6.125%, 02/01/41	88,711
See accompanying Notes to Schedule of Investments.
| 38

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
	Energy (continued)
$215,000	Pacific Rubiales Energy
	7.250%, 12/12/21 (b)	$226,288
200,000	Pemex Project Funding Master Trust
	6.625%, 06/15/35	226,500
42,909	Tengizchevroil Finance
	Senior Secured Notes
	6.124%, 11/15/14	44,411
50,000	Transocean
	6.000%, 03/15/18	54,030
200,000	Valero Energy
	6.125%, 02/01/20	228,556

		1,995,449

	Financials — 8.94%
175,000	American Express Credit
	Senior Unsecured Notes
	2.750%, 09/15/15	180,359
175,000	Australia & New Zealand Banking
	Group Senior Unsecured Notes
	4.875%, 01/12/21 (b)	190,265
200,000	Banco de Bogota
	Senior Unsecured Notes
	5.000%, 01/15/17 (b)	203,900
	Banco de Credito del Peru/Panama
	Senior Unsecured Notes
100,000	4.750%, 03/16/16	101,250
100,000	5.375%, 09/16/20	99,625
100,000	Banco Internacional del Peru
	Senior Unsecured Notes
	5.750%, 10/07/20	97,500
100,000	Banco Mercantil del Norte
	Subordinated Notes
	6.862%, 10/13/21 (a)	103,000
50,000	Berkshire Hathaway
	Senior Unsecured Notes
	3.200%, 02/11/15	53,483
100,000	Boston Properties
	Senior Unsecured Notes, REIT
	4.125%, 05/15/21	105,775
100,000	Citigroup
	Senior Unsecured Notes
	6.000%, 12/13/13	106,334
50,000	Controladora Comercial Mexicana
	Senior Secured Notes
	7.000%, 06/30/18 (c)	49,750
150,000	Development Bank of Kazakhstan
	Senior Unsecured Notes
	7.375%, 11/12/13	155,813
125,000	General Electric Capital
	Senior Unsecured Notes
	2.900%, 01/09/17	128,785
50,000	Goldman Sachs Group
	Senior Unsecured Notes
	5.750%, 01/24/22	51,965
200,000	Grupo Aval
	5.250%, 02/01/17 (b) (c)	202,900
105,162	Iirsa Norte Finance
	Senior Secured Notes
	8.750%, 05/30/24	121,068
200,000	Industrial Bank of Korea
	3.750%, 09/29/16	202,690
150,000	JPMorgan Chase
	Senior Unsecured Notes
	4.950%, 03/25/20	161,228
200,000	Korea Development Bank
	Senior Unsecured Notes
	8.000%, 01/23/14	220,646
50,000	MetLife
	Senior Unsecured Notes
	6.375%, 06/15/34	60,857
150,000	National Rural Utilities Cooperative Finance Collateral Trust
	10.375%, 11/01/18	219,634
150,000	PNC Funding
	4.375%, 08/11/20	165,538
100,000	Pttep Australia International Finance Property
	4.152%, 07/19/15	103,674
150,000	Royal Bank of Canada
	Senior Notes
	2.300%, 07/20/16	153,540
50,000	Simon Property Group
	Senior Unsecured Notes
	5.650%, 02/01/20	59,204
100,000	VTB Bank OJSC Via VTB Capital
	Senior Unsecured Notes
	6.875%, 05/29/18	104,375
175,000	Wells Fargo
	Senior Unsecured Notes
	4.600%, 04/01/21	192,722

		3,595,880

	Healthcare — 1.18%
100,000	Amgen
	Senior Unsecured Notes
	3.875%, 11/15/21	104,438
100,000	Becton Dickinson
	Senior Unsecured Notes
	3.125%, 11/08/21	104,332
100,000	Biogen Idec
	Senior Unsecured Notes
	6.875%, 03/01/18	122,639
	WellPoint
	Senior Unsecured Notes
50,000	5.250%, 01/15/16	56,491
75,000	5.875%, 06/15/17	87,727

		475,627

	Industrials — 4.10%
100,000	AngloGold Ashanti Holdings
	5.375%, 04/15/20	103,859
100,000	Anheuser-Busch InBev Worldwide
	5.375%, 11/15/14	111,908
25,000	Boeing
	Senior Unsecured Notes
	6.875%, 03/15/39	36,115
110,000	Covidien International Finance
	2.800%, 06/15/15	115,231
100,000	Daimler Finance North America
	6.500%, 11/15/13	108,682
100,000	Empresas ICA
	8.900%, 02/04/21	98,250
100,000	Grupo KUO SAB de CV
	9.750%, 10/17/17	108,500
See accompanying Notes to Schedule of Investments.
| 39

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
	Industrials (continued)
$100,000	Illinois Tool Works
	Senior Unsecured Notes
	3.375%, 09/15/21 (b)	$105,392
100,000	NET Servicos de Comunicacao
	7.500%, 01/27/20	116,750
100,000	Novartis Capital
	4.400%, 04/24/20	116,312
100,000	Odebrecht Finance
	7.500%, 09/29/49	100,750
75,000	Southwest Airlines
	Senior Unsecured Notes
	5.125%, 03/01/17	81,503
150,000	United Parcel Service
	Senior Unsecured Notes
	3.125%, 01/15/21	162,242
150,000	Waste Management
	6.125%, 11/30/39	189,491
100,000	WPE International Cooperatief
	10.375%, 09/30/20	95,000

		1,649,985

	Information Technology — 1.06%
100,000	Arrow Electronics
	Senior Unsecured Notes
	3.375%, 11/01/15	100,891
100,000	IBM
	Senior Unsecured Notes
	1.950%, 07/22/16	103,573
50,000	Intel
	Senior Unsecured Notes
	3.300%, 10/01/21	53,196
100,000	Motorola Solutions
	Senior Unsecured Notes
	6.000%, 11/15/17	115,654
50,000	Xerox
	Senior Unsecured Notes
	4.250%, 02/15/15	52,833

		426,147

	Materials — 0.90%
100,000	Alcoa
	Senior Unsecured Notes
	6.150%, 08/15/20	109,440
100,000	Ecolab
	Senior Unsecured Notes
	2.375%, 12/08/14	103,724
150,000	Volcan Cia Minera
	5.375%, 02/02/22 (b) (c)	151,050

		364,214

	Telecommunications — 1.16%
50,000	AT&T
	Senior Unsecured Notes
	5.350%, 09/01/40	56,074
100,000	British Telecom
	Senior Unsecured Notes
	5.950%, 01/15/18	114,162
100,000	France Telecom
	Senior Unsecured Notes
	2.750%, 09/14/16	103,164
200,000	Vimpel Communications via VIP Finance Ireland
	7.748%, 02/02/21	193,750

		467,150

	Utilities — 3.78%
200,000	Abu Dhabi National Energy
	Senior Unsecured Notes
	4.125%, 03/13/17	203,000
100,000	Duke Energy
	Senior Unsecured Notes
	3.550%, 09/15/21	104,400
250,000	EGE Haina Finance
	Senior Secured Notes
	9.500%, 04/26/17	256,250
200,000	Empresa de Energia de Bogota
	Senior Unsecured Notes
	6.125%, 11/10/21 (b)	206,000
100,000	Hydro Quebec
	2.000%, 06/30/16	102,868
200,000	Instituto Costarricense de Electricidad
	Senior Unsecured Notes
	6.950%, 11/10/21 (b)	210,000
100,000	Midamerican Energy Holdings
	Senior Unsecured Notes
	6.500%, 09/15/37	130,535
97,024	Nakilat
	6.267%, 12/31/33	107,014
180,000	Southern Power
	Senior Unsecured Notes
	4.875%, 07/15/15	198,942

		1,519,009

	Total Corporate Notes and Bonds (Cost $12,621,040)	12,927,051

COLLATERALIZED MORTGAGE-BACKED SECURITY — 13.17%

853,026	Banc of America Funding
	Series 2010-R9, Class 3A3
	5.500%, 12/26/35 (b) (c)	379,511
50,000	Banc of America Merrill Lynch Commercial Mortgage
	Series 2007-1, Class A4
	5.451%, 01/15/49	56,199
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW14, Class AM
25,000	5.243%, 12/11/38	25,167
	Series 2005-PW10, Class AM
25,000	5.449%, 12/11/40 (a)	24,301
	Series 2006-PW13, Class AM
25,000	5.582%, 09/11/41 (a)	26,319
516,728	Citicorp Mortgage Securities
	Series 2007-2, Class 3A1
	5.500%, 02/25/37	449,862
	Citigroup Commercial Mortgage Trust
50,000	Series 2005-C3, Class AM
	4.830%, 05/15/43 (a)	52,473
	Series 2008-C7, Class A4,
100,000	6.276%, 12/10/49 (a)	115,929
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD5, Class XP
7,630,374	0.323%, 11/15/44 (a) (b)	41,471
60,000	Series 2007-CD4, Class A4
	5.322%, 12/11/49	65,661
See accompanying Notes to Schedule of Investments.
| 40

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
	Commercial Mortgage Pass Through Certificates
	Series 2006-C7, Class AM
$50,000	5.967%, 06/10/46 (a)	$51,991
	Series 2010-C1, Class XPA
193,165	2.599%, 07/10/46 (a) (b)	14,178
	Countrywide Alternative Loan Trust
	Series 2006-J1, Class 2A1
705,017	7.000%, 02/25/36	310,655
165,846	Series 2007-18CB, Class 2A17
	6.000%, 08/25/37	113,656
611,312	Series 2007-23CB, Class A3
	0.776%, 09/25/37 (a)	303,971
597,393	Series 2007-23CB, Class A4
	6.224%, 09/25/37 (a)	118,639
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2005-16, Class A8
578,846	1.176%, 09/25/35 (a)	436,938
300,000	Series 2007-7, Class A4
	5.750%, 06/25/37	254,762
	Credit Suisse First Boston Mortgage Securities
	Series 1997-C2, Class AX
5,781,236	0.268%, 01/17/35 (a) (d)	19,922
	Series 2005-8, Class 9A4
186,335	5.500%, 09/25/35	144,398
929,820	Credit Suisse Mortgage Capital Certificates
	Series 2006-7, Class 1A3
	5.000%, 08/25/36	721,341
50,000	GE Capital Commercial Mortgage
	Series 2005-C4, Class AM
	5.486%, 11/10/45 (a)	51,827
	GMAC Commercial Mortgage Securities
10,263	Series 2002-C2, Class A3
	5.713%, 10/15/38	10,295
50,000	Series 2006-C1, Class AM
	5.290%, 11/10/45 (a)	51,563
50,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4
	5.444%, 03/10/39	55,078
283,018	HSBC Asset Loan Obligation
	Series 2007-2, Class 1A1
	5.500%, 09/25/37	281,689
	JPMorgan Chase Commercial Mortgage Securities
40,000	Series 2006-CB16, Class A4
	5.552%, 05/12/45	44,880
	Series 2006-LDP8, Class X
2,705,674	0.743%, 05/15/45 (a)	56,440
	Series 2011-C5, Class AS
25,000	5.491%, 08/15/46 (a) (b)	27,531
	Series 2007-CB19, Class A4
50,000	5.930%, 02/12/49 (a)	56,325
50,000	Series 2007-CB20, Class A4
	5.794%, 02/12/51 (a)	57,393
50,000	Series 2007-C1, Class A4
	5.716%, 02/15/51	55,767
	Morgan Stanley Capital I
	Series 2006-HQ9, Class AAB
37,000	5.685%, 07/12/44	38,661
	Series 2006-HQ9, Class AM
50,000	5.773%, 07/12/44 (a)	54,366
	Series 2011-C1, Class XA
1,484,307	1.154%, 09/15/47 (a) (b)	57,271
	Series 2007-1Q16, Class X2
7,244,413	0.367%, 12/12/49 (a) (b) (d)	63,005
300,000	Nomura Asset Acceptance
	Series 2005-AP3, Class A3
	5.318%, 08/25/35 (a)	184,314
328,226	Residential Asset Securitization Trust
	Series 2006-A6, Class 1A1
	6.500%, 07/25/36	172,842
255,529	Structured Asset Securities
	Series 2005-10, Class 1A1
	5.750%, 06/25/35	227,722
25,000	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C22, Class AM
	5.494%, 12/15/44 (a)	26,132

	Total Collateralized Mortgage- Backed Security (Cost $5,217,978)	5,300,445

ASSET-BACKED SECURITIES — 2.63%

100,000	Credit-Based Asset Servicing and Securitization
	Series 2007-MX1, Class A4
	6.231%, 12/25/36 (b) (e)	66,540
757,000	GSAA Trust
	Series 2006-15, Class AF3B
	5.933%, 09/25/36 (a)	169,128
608,337	Residential Asset Mortgage Products
	Series 2006-RS5, Class A3
	0.446%, 09/25/36 (a)	430,182
500,000	Residential Asset Securities
	Series 2004-KS6, Class A15
	5.850%, 07/25/34 (a)	393,715

	Total Asset-Backed Securities (Cost $1,062,615)	1,059,565

FOREIGN GOVERNMENT BOND — 3.09%

100,000	Corp Andina de Fomento
	Senior Unsecured Notes
	3.750%, 01/15/16	102,253
100,000	Eurasian Development Bank
	Senior Unsecured Notes
	7.375%, 09/29/14	107,000
	Mexico Government International Bond
	Senior Unsecured Notes
100,000	5.625%, 01/15/17	115,650
300,000	3.625%, 03/15/22	303,300
50,000	Peruvian Government International Bond
	Senior Unsecured Notes
	5.625%, 11/18/50	54,050
200,000	Qatar Government International Bond
	Senior Unsecured Notes
	3.125%, 01/20/17 (b)	204,000
100,000	South Africa Government International Bond
	Senior Unsecured Notes
	4.665%, 01/17/24	101,750
250,000	Wakala Global Sukuk
	2.991%, 07/06/16	253,275

	Total Foreign Government Bond (Cost $1,225,335)	1,241,278

See accompanying Notes to Schedule of Investments.
| 41

Aston Funds
ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Shares		Value
INVESTMENT COMPANY — 1.48%
596,906	BlackRock Liquidity Funds TempCash Portfolio	$596,906

	Total Investment Company (Cost $596,906)	596,906

Total Investments — 100.68% (Cost $39,520,706)*		40,507,238

Net Other Assets and Liabilities — (0.68)%		(272,786)

Net Assets — 100.00%		$40,234,452

*	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,131,200
Gross unrealized depreciation	(144,668)

Net unrealized appreciation	$986,532

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2012.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2012, these securities amounted to $2,976,148 or 7.40% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(c)	Securities with a total aggregate market value of $783,211 or 1.95% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d)	Interest only security. These type of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value the “interest only” holding.

(e)	Step coupon bond. Security becomes interest baring at a future date.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor

Portfolio Composition
Investment Company	1%
U.S. Government Obligations	19%
U.S. Government Agency Obligations	31%
Corporate Notes and Bonds (S&P Ratings unaudited)
AAA	2%
AA	3%
A	11%
BBB	16%
BB	5%
B	3%
Lower than B	8%
Not Rated	1%

100%

See accompanying Notes to Schedule of Investments.
| 42

Aston Funds
ASTON/TCH Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited)

		Market
Par Value		Value
CORPORATE NOTES AND BONDS — 57.33%

	Consumer Discretionary — 6.05%
	JC Penney
	Senior Unsecured Notes
$300,000	6.375%, 10/15/36	$259,500
250,000	7.400%, 04/01/37	243,750
1,000,000	Limited Brands
	Senior Unsecured Notes
	7.600%, 07/15/37	998,750
	Macy’s Retail Holdings
100,000	8.125%, 07/15/15 (a)	117,586
500,000	6.375%, 03/15/37	603,145
250,000	Mattel
	Senior Unsecured Notes
	6.200%, 10/01/40	281,629
500,000	O’Reilly Automotive
	4.625%, 09/15/21	527,855
250,000	Staples
	9.750%, 01/15/14	286,639
450,000	Whirlpool, MTN
	Unsecured Notes
	8.600%, 05/01/14	504,854
	Wyndham Worldwide
	Senior Unsecured Notes
250,000	6.000%, 12/01/16	277,785
250,000	7.375%, 03/01/20	291,417

		4,392,910

	Consumer Staples — 2.60%
	Altria Group
500,000	8.500%, 11/10/13	564,229
200,000	10.200%, 02/06/39	318,042
250,000	Corn Products International
	Senior Unsecured Notes
	6.625%, 04/15/37	296,414
150,000	PepsiCo
	Senior Unsecured Notes
	7.900%, 11/01/18	204,686
250,000	Ralcorp Holdings
	6.625%, 08/15/39	257,790
200,000	Reynolds American
	7.750%, 06/01/18	248,140

		1,889,301

	Energy — 8.49%
250,000	Chesapeake Energy
	6.625%, 08/15/20	252,500
500,000	Ecopetrol SA
	Senior Unsecured Notes
	7.625%, 07/23/19	607,500
250,000	El Paso Pipeline Partners Operating
	7.500%, 11/15/40	296,189
	Energy Transfer Partners
	Senior Unsecured Notes
250,000	9.000%, 04/15/19	306,941
500,000	6.500%, 02/01/42	541,437
400,000	Hess
	Senior Unsecured Notes
	8.125%, 02/15/19	521,161
400,000	Kinder Morgan Energy Partners
	Senior Unsecured Notes
	9.000%, 02/01/19	509,223
500,000	Korea National Oil
	4.000%, 10/27/16 (b)	518,743
450,000	Nabors Industries
	9.250%, 01/15/19	569,605
250,000	Pride International
	Senior Unsecured Notes
	6.875%, 08/15/20	302,552
750,000	Rockies Express Pipeline
	Senior Unsecured Notes
	6.875%, 04/15/40 (b)	615,000
250,000	Rowan
	Senior Unsecured Notes
	5.000%, 09/01/17	265,874
250,000	Valero Energy
	9.375%, 03/15/19	319,649
400,000	Weatherford International
	9.625%, 03/01/19	536,924

		6,163,298

	Financials — 17.65%
250,000	AFLAC
	Senior Unsecured Notes
	8.500%, 05/15/19	314,698
450,000	American Financial Group
	Senior Unsecured Notes
	9.875%, 06/15/19	548,374
250,000	Bancolombia SA
	Senior Unsecured Notes
	5.950%, 06/03/21	254,375
250,000	Berkshire Hathaway Finance
	Senior Unsecured Notes
	0.883%, 02/11/13 (c)	251,949
150,000	Blackstone Holdings Finance
	6.625%, 08/15/19 (b) (d)	159,634
250,000	Bunge Ltd Finance
	8.500%, 06/15/19	309,981
1,500,000	Citigroup
	Senior Subordinated Notes
	1.056%, 08/25/36 (c)	845,381
See accompanying Notes to Schedule of Investments.
| 43

Aston Funds
ASTON/TCH Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
	Financials (continued)
$250,000	Discover Bank
	Subordinated Notes
	7.000%, 04/15/20	$274,474
	Export-Import Bank of Korea
250,000	4.375%, 09/15/21	247,785
500,000	5.000%, 04/11/22	516,840
800,000	Goldman Sachs Capital I
	6.345%, 02/15/34	747,238
250,000	Goldman Sachs Group
	Subordinated Notes
	6.750%, 10/01/37	248,371
450,000	Harley-Davidson Funding
	5.750%, 12/15/14 (b)	490,932
500,000	HCP
	Senior Unsecured Notes
	5.375%, 02/01/21	553,538
	IPIC, GMTN
500,000	5.000%, 11/15/20 (b)	510,000
500,000	6.875%, 11/01/41 (b)	517,500
200,000	Jefferies Group
	Senior Unsecured Notes
	8.500%, 07/15/19	210,500
250,000	Korea Finance
	Senior Unsecured Notes
	4.625%, 11/16/21	249,893
	Lincoln National
	Senior Unsecured Notes
250,000	6.300%, 10/09/37	268,910
750,000	7.000%, 06/15/40	878,786
300,000	Marsh & McLennan
	Senior Unsecured Notes
	9.250%, 04/15/19	402,814
750,000	Merrill Lynch, MTN
	6.875%, 04/25/18	810,728
500,000	Morgan Stanley
	Senior Unsecured Notes
	5.500%, 07/28/21	495,666
1,000,000	NB Capital Trust II
	7.830%, 12/15/26	978,750
125,000	Prudential Financial
	Senior Unsecured Notes
	5.625%, 05/12/41	130,329
500,000	Prudential Financial, MTN
	5.800%, 11/16/41	534,607
250,000	Royal Bank of Canada
	Senior Unsecured Notes
	1.125%, 10/30/14 (c)	250,134
1,000,000	SLM, MTN
	Senior Unsecured Notes
	5.625%, 08/01/33	811,669

		12,813,856

	Healthcare — 3.70%
	Davita
125,000	6.375%, 11/01/18	131,875
375,000	6.625%, 11/01/20	400,313
500,000	HCA
	6.500%, 02/15/20	531,250
200,000	Hospira, GMTN
	Senior Unsecured Notes
	6.400%, 05/15/15	218,674
250,000	Humana
	Senior Unsecured Notes
	8.150%, 06/15/38	342,366
500,000	Lorillard Tobacco
	8.125%, 05/01/40	598,239
450,000	WellPoint
	Senior Unsecured Notes
	6.800%, 08/01/12	463,892

		2,686,609

	Industrials — 5.41%
	Ball
250,000	6.625%, 03/15/18	258,125
750,000	5.750%, 05/15/21	810,000
250,000	FedEx
	Senior Notes
	8.000%, 01/15/19	330,856
750,000	Gilead Sciences
	Senior Unsecured Notes
	5.650%, 12/01/41	858,422
250,000	Mattel
	Senior Unsecured Notes
	5.450%, 11/01/41	265,059
250,000	Pernod-Ricard SA
	Senior Unsecured Notes
	5.500%, 01/15/42 (b)	263,868
250,000	Transocean
	7.350%, 12/15/41	302,083
250,000	Waste Management
	7.375%, 03/11/19	316,057
500,000	Windstream
	7.500%, 06/01/22 (b)	526,250

		3,930,720

	Information Technology — 1.35%
250,000	KLA Instruments
	Senior Unsecured Notes
	6.900%, 05/01/18	296,089
200,000	Motorola
	Senior Unsecured Notes
	6.625%, 11/15/37	209,969
500,000	Telecom Italia Capital SA
	7.721%, 06/04/38	471,250

		977,308

	Materials — 5.77%
	ArcelorMittal
	Senior Unsecured Notes
750,000	5.500%, 03/01/21	734,823
400,000	7.000%, 10/15/39	402,239
700,000	Bemis
	Senior Unsecured Notes
	6.800%, 08/01/19	845,532
250,000	Dow Chemical (The)
	Senior Unsecured Notes
	8.550%, 05/15/19	332,065
250,000	Hyundai Steel
	Senior Unsecured Notes
	4.625%, 04/21/16 (b)	252,819
500,000	International Paper
	Senior Unsecured Notes
	8.700%, 06/15/38	700,407
550,000	Rio Tinto Finance
	8.950%, 05/01/14	645,118
250,000	Sonoco Products
	Senior Unsecured Notes
	5.750%, 11/01/40	273,947

		4,186,950

See accompanying Notes to Schedule of Investments.
| 44

Aston Funds
ASTON/TCH Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
	Telecommunication Services — 2.90%
$250,000	CBS
	8.875%, 05/15/19	$329,683
400,000	Expedia
	5.950%, 08/15/20	407,512
350,000	Frontier Communications
	Senior Unsecured Notes
	9.000%, 08/15/31	313,250
250,000	Telefonica Emisiones SAU
	5.877%, 07/15/19	256,934
250,000	Telefonica Europe BV
	8.250%, 09/15/30	286,972
450,000	Time Warner Cable
	8.250%, 02/14/14	510,579

		2,104,930

	Utilities — 3.41%
200,000	Allegheny Energy Supply
	Senior Unsecured Notes
	6.750%, 10/15/39 (b)	220,607
500,000	Dubai Electricity & Water Authority
	Senior Unsecured Notes
	8.500%, 04/22/15 (b)	544,750
450,000	FPL Group Capital
	7.875%, 12/15/15	536,399
250,000	Oncor Electric Delivery
	7.500%, 09/01/38	361,387
150,000	Pacific Gas & Electric
	Senior Unsecured Notes
	8.250%, 10/15/18	199,854
450,000	Sempra Energy
	Senior Unsecured Notes
	9.800%, 02/15/19	614,628

		2,477,625

	Total Corporate Notes and Bonds (Cost $38,168,411)	41,623,507

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 26.58%

	Fannie Mae — 8.11%
356,333	6.000%, 11/01/17,
	Pool # 662854	383,637
158,658	6.000%, 04/01/18,
	Pool # 725175	170,616
307,799	5.500%, 11/01/18,
	Pool # 748886	335,920
148,936	4.500%, 06/01/19,
	Pool # 747860	161,069
631,439	6.000%, 01/01/21,
	Pool # 850787	680,909
274,311	6.000%, 09/01/32,
	Pool # 847899	305,757
137,185	6.000%, 02/01/34,
	Pool # 771952	152,911
109,266	7.500%, 02/01/35,
	Pool # 787557	131,764
60,764	7.500%, 04/01/35,
	Pool # 819231	73,306
199,801	6.000%, 11/01/35,
	Pool # 844078	220,957
357,134	5.000%, 05/01/36,
	Pool # 745581	385,976
229,346	6.000%, 12/01/36,
	Pool # 888029	252,628
293,423	5.500%, 06/01/37,
	Pool # 918778	319,550
286,490	6.500%, 10/01/37,
	Pool # 888890	323,406
925,817	5.500%, 03/01/38,
	Pool # 962344	1,008,254
461,360	4.000%, 02/01/41,
	Pool # AE0949	488,284
464,671	4.000%, 02/01/41,
	Pool # AH5695	491,861

		5,886,805

	Freddie Mac — 7.70%
694,932	5.500%, 11/01/20,
	Gold Pool # G18083	755,166
129,188	5.500%, 12/01/20,
	Gold Pool # G11820	140,385
142,823	6.000%, 10/01/35,
	Gold Pool # A47772	157,403
357,178	5.500%, 05/01/37,
	Gold Pool # A60048	387,921
669,841	5.500%, 09/01/37,
	Gold Pool # G03202	727,496
815,351	5.000%, 02/01/38,
	Gold Pool # A73409	878,142
1,146,520	5.000%, 04/01/38,
	Gold Pool # G04334	1,247,893
231,295	4.000%, 05/01/41,
	Gold Pool # Q00870	244,467
997,223	4.000%, 11/01/41,
	Gold Pool # Q04550	1,054,018

		5,592,891

	Government National Mortgage Association — 4.34%
364,989	5.000%, 05/01/37,
	Pool # 782156	402,853
827,011	5.000%, 08/20/37,
	Pool # 4015	914,337
623,399	6.000%, 07/20/38,
	Pool # 4195	701,683
786,060	5.500%, 08/20/38,
	Pool # 4215	855,908
241,170	6.000%, 01/15/39,
	Pool # 698036	272,318

		3,147,099

	U.S. Treasury Inflation Index Bond — 4.35%
1,573,920	1.375%, 07/15/18	1,821,074
1,080,050	1.750%, 01/15/28	1,338,840

		3,159,914

	U.S. Treasury Notes — 2.08%
1,500,000	4.500%, 03/31/12	1,510,958

	Total U.S. Government and Agency Obligations (Cost $17,827,473)	19,297,667

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.59%
275,000	Bear Stearns Commercial Mortgage Securities
	Series 2007-T28, Class A4
	5.742%, 09/11/42 (c)	321,683
See accompanying Notes to Schedule of Investments.
| 45

Aston Funds
ASTON/TCH Fixed Income Fund	January 31, 2012

Schedule of Investments (unaudited) — continued

		Market
Par Value		Value
$831,950	JP Morgan Chase Commercial Mortgage Securities
	Series 2005-CB13, Class A2
	5.247%, 01/12/43	$834,539

	Total Commercial Mortgage-Backed Securities (Cost $971,902)	1,156,222

ASSET-BACKED SECURITIES — 8.78%

471,901	Capital Auto Receivables Asset Trust
	Series 2008-2, Class A4
	5.420%, 12/15/14	479,238
624,000	CarMax Auto Owner Trust
	Series 2009-1, Class A4
	5.810%, 12/16/13	639,413
	Ford Credit Auto Owner Trust
	Series 2008-B, Class A4A
143,351	4.950%, 03/15/13	144,268
	Series 2008-C, Class A4A
869,116	5.160%, 04/15/13	877,174
1,000,000	6.070%, 05/15/14	1,031,075
	Harley-Davidson Motorcycle Trust
	Series 2008-1, Class A4
208,353	4.900%, 12/15/13	210,681
1,000,000	4.550%, 01/15/17	1,013,446
	Nissan Auto Receivables Owner Trust
	Series 2009-1, Class A3
87,225	5.000%, 09/15/14	88,206
	Series 2008-B, Class A4
935,589	5.050%, 11/17/14	951,880
922,758	USAA Auto Owner Trust
	Series 2009-1, Class A4
	4.770%, 09/15/14	940,418

	Total Asset-Backed Securities (Cost $6,392,912)	6,375,799

FOREIGN GOVERNMENT BOND — 0.94%

500,000	Republic of Poland
	5.000%, 03/23/22	509,500
150,000	State of Qatar Senior Notes
	6.400%, 01/20/40 (b)	174,750

	Total Foreign Government Bond (Cost $642,872)	684,250

Shares
INVESTMENT COMPANY — 2.09%
1,519,951	BlackRock Liquidity Funds TempCash Portfolio	1,519,951

	Total Investment Company (Cost $1,519,951)	1,519,951

Total Investments — 97.31% (Cost $65,523,521)*		70,657,396

Net Other Assets and Liabilities — 2.69%		1,949,639

Net Assets — 100.00%		$72,607,035

*	At January 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,239,789
Gross unrealized depreciation	(1,105,914)

Net unrealized appreciation	$5,133,875

(a)	Step Coupon A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity The coupon rate was 8.375% until April 17, 2009, 8.875% until May 15, 2010, 8.625% until May 18, 2010, 8.375% until May 19, 2011, 8.125% until January 10,2012 and will be 7.875% until maturity.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended These securities are pur- chased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers At January 31, 2012, these securities amounted to $4,794,853 or 6.60% of net assets.These securities have been deter- mined by the Sub-Adviser to be liquid securities.

(c)	Variable rate bond The interest rate shown reflects the rate in effect at January 31, 2012.

(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
MTN	Medium Term Note
S&P	Standard & Poor

Portfolio Composition
Investment Company	2%
U.S Government Obligations	7%
U.S Government Agency Obligations	21%
Corporate Notes and Bonds (Moody’s Ratings (d) unaudited)
Aaa	11%
Aa	3%
A	7%
Baa	37%
Ba	11%
B	1%

100%

See accompanying Notes to Schedule of Investments.
| 46

Aston Funds
January 31, 2012
Notes to Schedule of Investments (unaudited)
Note (1) Security Valuation: Equity securities, closed-end funds, exchange traded funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.
Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.
Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. A summary of the inputs used to value the Funds’ net assets as of January 31, 2012 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	01/31/12	Prices	Inputs	Inputs
Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$3,529,131,642	$3,529,131,642	$—	$—

Veredus Select Growth Fund
Assets
Investments in Securities*	$50,692,364	$50,692,364	$—	$—

TAMRO Diversified Equity Fund
Assets
Common Stocks*	$22,187,813	$22,187,813	$—	$—
Investment Company*	331,057	331,057	—	—
Derivatives
Equity Options Contracts	111,244	111,244	—	—

Total	$22,630,114	$22,630,114	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$20,057,629	$20,057,629	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$24,772,954	$24,772,954	$—	$—

| 47

Aston Funds
January 31, 2012
Notes to Schedule of Investments (unaudited) — continued

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	01/31/12	Prices	Inputs	Inputs
River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$732,824,598	$732,824,598	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$2,900,643,993	$2,900,643,993	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$5,491,467	$5,491,467	$—	$—

Cardinal Mid Cap Value Fund
Assets
Investments in Securities*	$1,810,983	$1,810,983	$—	$—

Veredus Aggressive Growth Fund
Assets
Investment in Securities*	$26,952,178	$26,952,178	$—	$—

Crosswind Small Cap Growth Fund
Assets
Investment in Securities*	$8,223,557	$8,223,557	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$152,170,013	$136,222,214	$15,947,799	$—
Consumer Staples	41,745,449	41,745,449	—	—
Energy	82,100,758	82,100,758	—	—
Financials	201,800,201	193,801,922	7,998,279	—
Healthcare	156,689,734	156,689,734	—	—
Industrials	197,511,613	197,511,613	—	—
Information Technology	140,668,917	119,185,976	21,482,941	—
Materials	35,358,368	35,358,368	—	—

Total Common Stocks	1,008,045,053	962,616,034	45,429,019	—

Investments in Securities*	12,697,094	12,697,094	—	—

Total	$1,020,742,147	$975,313,128	$45,429,019	$—

River Road Select Value Fund
Assets
Investments in Securities*	$136,954,976	$136,954,976	$—	$—

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$78,797,254	$70,480,506	$8,316,748	$—
Consumer Staples	28,439,577	18,191,262	10,248,315	—
Energy	18,869,316	18,869,316	—	—
Financials	41,834,430	41,834,430	—	—
Healthcare	25,775,001	25,775,001	—	—
Industrials	50,810,029	50,810,029	—	—
Information Technology	41,334,463	39,945,178	1,389,285	—
Materials	8,192,717	8,192,717	—	—
Telecommunication Services	2,568,164	2,568,164	—	—
Utilities	4,373,026	4,373,026	—	—

	300,993,977	281,039,629	19,954,348	—

Investment Company*	8,114,170	8,114,170	—	—

Total	$309,108,147	$289,153,799	$19,954,348	$—

| 48

Aston Funds
January 31, 2012
Notes to Schedule of Investments (unaudited) — continued

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	01/31/12	Prices	Inputs	Inputs
River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$49,374,097	$32,632,747	$16,741,350	$—
Consumer Staples	40,223,359	35,771,178	4,452,181	—
Energy	23,828,748	23,828,748	—	—
Financials	40,984,902	40,984,902	—	—
Health Care	48,732,561	48,732,561	—	—
Industrials	11,138,001	11,138,001	—	—
Information Technology	41,872,530	41,872,530	—	—
Materials	13,562,852	13,562,852	—	—
Utilities	10,770,001	10,770,001	—	—

Total Common Stocks	280,487,051	259,293,520	21,193,531	—

Investment Company*	320,292,250	320,292,250	—	—

Total	$600,779,301	$579,585,770	$21,193,531	$—

Silvercrest Small Cap Fund
Assets
Investment in Securities*	$3,381,742	$3,381,742	$—	$—

Barings International Fund
Assets
Investments in Securities*	$62,696,574	$62,696,574	$—	$—

Neptune International Fund
Assets
Common Stocks
Brazil	$30,550	$30,550	$—	$—
China	448,692	448,692	—	—
France	44,924	44,924	—	—
India	27,495	27,495	—	—
Japan	175,925	175,925	—	—
Netherlands	52,021	52,021	—	—
Norway	40,242	40,242	—	—
Russia	208,887	208,887	—	—
Switzerland	43,281	43,281	—	—
Taiwan	42,240	42,240	—	—
United Kingdom	498,639	498,639	—	—

Total Common Stocks	1,612,896	1,612,896	—	—

Derivatives
Foreign Currency Contracts	3,444	—	3,444	—

Investment Company*	129,163	129,163	—	—

Total Assets	1,745,503	1,742,059	3,444	—

Liabilities
Derivatives
Foreign Currency Contracts	(22,797)	—	(22,797)	—

Total Liabilities	(22,797)	—	(22,797)	—

Total	$1,722,706	$1,742,059	$(19,353)	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$233,466,408	$233,466,408	$—	$—

Dynamic Allocation Fund
Assets
Investments in Securities*	$48,095,527	$48,095,527	$—	$—

| 49

Aston Funds
January 31, 2012
Notes to Schedule of Investments (unaudited) — continued

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	01/31/12	Prices	Inputs	Inputs
M.D. Sass Enhanced Equity Fund
Assets
Common Stocks*	$117,726,876	$117,726,876	$—	$—
Investment Company*	7,348,290	7,348,290	—	—
Derivatives
Equity Contracts	115,800	115,800	—	—

Total Assets	125,190,966	125,190,966	—	—

Liabilities
Derivatives
Equity Covered Call Contracts	(2,603,578)	(2,603,578)	—	—

Total Liabilities	(2,603,578)	(2,603,578)	—	—

Total	$122,587,388	$122,587,388	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$4,742,981	$4,742,981	$—	$—

Total Assets	4,742,981	4,742,981	—	—

Liabilities
Short Sales*	(1,086,817)	(1,086,817)	—	—

Total Liabilities	(1,086,817)	(1,086,817)	—	—

Total	$3,656,164	$3,656,164	$—	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$7,257,891	$7,257,891	$—	$—

Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$14,469,811	$14,469,811	$—	$—
Corporate Notes and Bonds	5,720,692		5,720,692	—
U.S. Government and Agency Obligations	3,302,526		3,302,526	—
Investment Company*	1,956,199	1,956,199	—	—

Total	$25,449,228	$16,426,010	$9,023,218	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$10,769,065	$—	$10,769,065	$—
U.S. Government Obligations	7,802,551	—	7,802,551	—
U.S. Government Mortgage-Backed Securities	810,377	—	810,377	—
Corporate Notes and Bonds	12,927,051	—	12,927,051	—
Collateralized Mortgage-Backed Securities	5,300,445	—	5,300,445	—
Asset-Backed Securities	1,059,565	—	1,059,565	—
Foreign Government Bond	1,241,278	—	1,241,278	—
Investment Company*	596,906	596,906	—	—

Total	$40,507,238	$596,906	$39,910,332	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$41,623,507	$—	$41,623,507	$—
U.S. Government and Agency Obligations	19,297,667	—	19,297,667	—
Commercial Mortgage-Backed Securities	1,156,222	—	1,156,222	—
Asset-Backed Securities	6,375,799	—	6,375,799	—
Foreign Government Bond	684,250	—	684,250	—
Investment Company*	1,519,951	1,519,951	—	—

Total	$70,657,396	$1,519,951	$69,137,445	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.
| 50

Aston Funds
January 31, 2012
Notes to Schedule of Investments (unaudited) — continued
Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. No significant market movements occurred at January 31, 2012 and therefore the Funds did not utilize the external pricing service model adjustments. As a result, securities still held at January 31, 2012 by the Barings International Fund and Neptune International Fund since the beginning of the period, were transferred from Level 2 into Level 1 with an end of period value of $51,903,604 and $1,184,531, respectively. The remaining. Funds did not have any significant transfers in and out of Level 1 and Level 2 during the period.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. As a result, certain securities still held by the following funds at January 31, 2012 since the beginning of the period had significant changes in liquidity which resulted in a transfer between levels.

	Transfer from	Transfer from
Funds	Level 1 to Level 2	Level 2 to Level 1
TAMRO Small Cap Fund	$27,094,649	$—
River Road Small Cap Value Fund	3,526,921	756,245
River Road Independent Value Fund	16,741,350	4,742,294
Barings International Fund	—	51,903,604
Neptune International Fund	—	1,184,531
Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of January 31, 2012:

Barings International Fund	Common Stocks
Fair Value, October 31, 2011	$9,447
Sales	(9,094)
Net realized gains (losses)	3,219
Change in net unrealized appreciation (deprecation)	(3,572)

Fair Value, January 31, 2012	$—

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$—

Neptune International Fund	Common Stocks
Fair Value, October 31, 2011	$555
Sales	(534)
Net realized gains (losses)	189
Change in net unrealized appreciation (deprecation)	(210)

Fair Value, January 31, 2012	$—

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$—

Note (2) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at January 31, 2012 by primary risk exposure

	Asset Derivative		Liability Derivative
	Investments Value		Investments Value
		Foreign		Foreign
	Equity	Currency	Equity	Currency
	Contracts	Contracts	Contracts	Contracts
TAMRO Diversified Equity Fund	$111,244	$—	$—	$—
Neptune International Fund	—	3,444	—	(22,797)
M.D. Sass Enhanced Equity Fund	115,800	—	(2,603,578)	—
Note (3) Options Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes only. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value, based on the quoted daily settlement price, of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium
| 51

Aston Funds
January 31, 2012
Notes to Schedule of Investments (unaudited) — continued
and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the TAMRO Diversified Equity Fund and M.D. Sass Enhanced Equity Fund. The fair value of purchased options in the TAMRO Diversified Equity Fund and M.D. Sass Enhanced Equity Fund is included in the Total Investments on the Schedule of Investments. The premiums received and the fair value of written equity options outstanding in the M.D. Sass Enhanced Equity Fund are included in a table on the Schedule of Investments. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity Fund and M.D. Sass Enhanced Equity Fund at January 31, 2012. For the three months ended January 31, 2012, the average* volume of derivative activities are as follows:

	Purchased	Written
	Options	Options
Funds	(Cost)	(Premiums Received)
TAMRO Diversified Equity Fund	$190,788	$—
M.D. Sass Enhanced Equity Fund	1,207,585	2,826,436

*	estimate based on quarter-end holdings beginning with and including October 31, 2011.
Note (4) Short Sales: In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk. Certain Funds may enter into short sales. When the Fund takes a short position, it sells a stock that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” may occur. A “short squeeze” occurs when demand is greater than supply for the security sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss on, the short sale. The Fund’s use of short sales may have a leveraging effect on the Fund’s portfolio. As of and during the period ended January 31, 2012, the River Road Long/Short Fund held short sales. See the Schedule of Investments for open short positions at January 31, 2012.
Note (5) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of and during the period ended January 31, 2012, the Neptune International Fund held forward foreign currency contracts. See the Schedule of Investments for open forward foreign currency contracts at January 31, 2012. For the three months ended January 31, 2012, the average (estimate based on quarterly holdings) volume of derivative activity was $861 of unrealized appreciation (depreciation) for long forward foreign currency contracts and $(5,699) of unrealized appreciation (depreciation) for short forward foreign currency contracts.
Note (6) For more information with regards to significant accounting policies, see the most recent semi annual report filed with the Securities and Exchange Commission.
| 52

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton Stuart D. Bilton, Chief Executive Officer
(principal executive officer)
Date 3/27/12
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton Stuart D. Bilton, Chief Executive Officer
(principal executive officer)
Date 3/27/12

By (Signature and Title)*	/s/ Laura M. Curylo Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)
Date 3/27/12

*	Print the name and title of each signing officer under his or her signature.